UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.0%
Boeing Company (The)	2	$146
General Dynamics Corporation	2	141

		287

Apparel, Accessories & Luxury Goods – 1.6%
Prada S.p.A. (A)(B)	2,208	22,466

Application Software – 1.2%
Intuit Inc.	246	16,143

Asset Management & Custody Banks – 3.2%
Apollo Global Management, LLC	414	8,955
Blackstone Group L.P. (The)	854	16,882
Carlyle Group L.P. (The) (A)	241	7,281
KKR & Co. L.P.	608	11,752

		44,870

Automobile Manufacturers – 5.3%
Bayerische Motoren Werke AG (B)	366	31,536
Hyundai Motor Company (B)	214	42,929
Toyota Motor Corporation (B)	3	138

		74,603

Biotechnology – 0.0%
Amgen Inc.	2	154

Brewers – 0.3%
Anheuser-Busch InBev S.A., ADR (A)	44	4,410

Broadcasting – 2.6%
CBS Corporation, Class B	780	36,400

Cable & Satellite – 0.0%
British Sky Broadcasting Group plc (B)	10	140
Comcast Corporation, Class A	4	147

		287

Casinos & Gaming – 15.0%
Galaxy Entertainment Group Limited, ADR (A)(B)	12,899	53,839
Sands China Ltd. (A)(B)	15,972	82,816
Wynn Resorts, Limited	566	70,803

		207,458

Communications Equipment – 0.0%
Cisco Systems, Inc.	7	140
QUALCOMM Incorporated	2	141

		281

Computer Hardware – 1.8%
Apple Inc.	57	25,097

Construction & Farm Machinery & Heavy Trucks – 2.2%
Caterpillar Inc.	121	10,489
Cummins Inc.	167	19,386

		29,875

Diversified Banks – 3.3%
BNP Paribas (B)	3		133
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	16,101		20,514
ICICI Bank Limited (B)	236		4,535
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	23		137
Mizuho Financial Group, Inc. (B)	62		133
State Bank of India (B)	133		5,072
Sumitomo Mitsui Financial Group, Inc. (B)	3		135
Wells Fargo & Company	407		15,040

			45,699

Diversified Capital Markets – 0.0%
Credit Suisse Group AG, Registered Shares (B)	5		136

Diversified Chemicals – 0.0%
Dow Chemical Company (The)	9		271

Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Company	1		148
Mosaic Company (A)	36		2,122

			2,270

Hotels, Resorts & Cruise Lines – 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	338		21,547

Integrated Oil & Gas – 0.9%
Occidental Petroleum Corporation	161		12,633

Internet Retail – 0.4%
Amazon.com, Inc. (A)	23		6,129

Internet Software & Services – 3.8%
Baidu.com, Inc., ADR (A)	313		27,490
Google Inc., Class A (A)	—	*	159
Tencent Holdings Limited (B)	765		24,329

			51,978

Investment Banking & Brokerage – 0.0%
Goldman Sachs Group, Inc. (The)	1		147

IT Consulting & Other Services – 1.5%
Accenture plc, Class A	2		144
Cognizant Technology Solutions Corporation, Class A (A)	272		20,834

			20,978

Life & Health Insurance – 5.1%
AIA Group Limited (A)(B)	11,914		52,186
Ping An Insurance (Group) Company of China, Ltd., A Shares (B)	351		2,317
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)(B)	2,055		15,937

			70,440

Managed Health Care – 0.2%
UnitedHealth Group Incorporated	60		3,438

Movies & Entertainment – 5.8%
Delta Topco Limited (A)(C)	56,728		47,861
Legend Pictures LLC, Ltd. (A)(C)(D)	10		18,161
News Corporation Limited, Class A	462		14,106

			80,128

Multi-Line Insurance – 1.2%
American International Group, Inc. (A)	438		16,995

Office Electronics – 0.0%
Canon Inc. (B)	4	136

Oil & Gas Exploration & Production – 3.0%
ConocoPhillips (E)	700	42,077

Oil & Gas Refining & Marketing – 1.6%
Phillips 66	319	22,306

Other Diversified Financial Services – 0.0%
Citigroup Inc. (A)	3	137
ING Groep N.V., Certicaaten Van Aandelen (A)(B)	18	126
JPMorgan Chase & Co.	3	138

		401

Pharmaceuticals – 1.2%
Pfizer Inc.	561	16,188

Property & Casualty Insurance – 0.0%
ACE Limited	2	142

Semiconductor Equipment – 1.4%
ASML Holding N.V., Ordinary Shares (A)(B)	299	20,125

Semiconductors – 0.0%
Texas Instruments Incorporated	4	145

Specialty Chemicals – 0.0%
LyondellBasell Industries N.V., Class A	2	139

Systems Software – 0.0%
Oracle Corporation	4	139

Tobacco – 2.1%
Philip Morris International Inc.	312	28,926

Trading Companies & Distributors – 0.0%
Mitsui & Co., Ltd. (B)	10	133

TOTAL COMMON STOCKS – 66.4%		$925,977
(Cost: $653,863)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
EURO STOXX 50 Index:
Call EUR2,700.00, Expires 6–21–13, OTC (Ctrpty: Goldman Sachs International) (F)	603	258
Call EUR2,725.00, Expires 6–21–13, OTC (Ctrpty: Bank of America N.A.) (F)	301	102
Call EUR2,750.00, Expires 6–21–13, OTC (Ctrpty: Bank of America N.A.) (F)	301	79
Goldman Sachs Group, Inc. (The),
Call $165.00, Expires 4–22–13, OTC (Ctrpty: Barclays Bank plc)	420	6
Halliburton Company,
Call $44.00, Expires 7–22–13, OTC (Ctrpty: Deutsche Bank AG)	850	77
iShares MSCI EAFE Index Fund,
Call $61.00, Expires 6–24–13, OTC (Ctrpty: Deutsche Bank AG)	3,102	221
JPMorgan Chase & Co.:
Call $49.00, Expires 4–22–13, OTC (Ctrpty: Barclays Bank plc)	122	4
Call $49.00, Expires 4–22–13, OTC (Ctrpty: Citibank N.A.)	1,095	34

Call $49.00, Expires 4–22–13, OTC (Ctrpty: Goldman Sachs International)	499	15
National Oilwell Varco, Inc.,
Call $75.00, Expires 5–20–13, OTC (Ctrpty: Deutsche Bank AG)	486	56
Nikkei 225 Index,
Call JPY11,500.00, Expires 4–12–13, OTC (Ctrpty: Citibank N.A.) (F)	161	1,579
S&P 500 Index,
Call $1,560.00, Expires 6–21–13	366	1,440
Schlumberger Limited,
Call $85.00, Expires 5–20–13, OTC (Ctrpty: Citibank N.A.)	445	6
Volkswagen AG,
Call EUR170.00, Expires 6–21–13, OTC (Ctrpty: Citibank N.A.) (F)	78	18

TOTAL PURCHASED OPTIONS – 0.3%		$3,895
(Cost: $2,932)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
3.090%, 1–18–15 (G)	$1,050	1,055

Food Distributors – 0.3%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (H)	4,063	4,312

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	327	280

Independent Power Producers & Energy Traders – 0.1%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (F)(H)	BRL1,550	1,179

Movies & Entertainment – 3.7%
Circuit of the Americas LLC, Series A,
16.000%, 7–31–18	$2,500	2,500
Circuit of the Americas LLC, Series B,
16.000%, 7–31–18 (I)	2,639	2,639
Delta Topco Limited,
10.000%, 11–24–60 (C)(I)	46,903	46,903

		52,042

TOTAL CORPORATE DEBT SECURITIES – 4.2%		$58,868
(Cost: $58,793)

SENIOR LOANS
Food Distributors – 0.0%
U.S. Foodservice, Inc.,
5.750%, 5–11–17 (G)	497	503

Movies & Entertainment – 2.0%
Circuit of the Americas LLC,
6.000%, 6–30–17 (G)	750	750
Formula One Holdings Ltd. and Alpha Topco Limited:
6.000%, 4–27–19 (G)	14,845	15,067
9.250%, 10–16–19 (G)	10,400	11,011

		26,828

TOTAL SENIOR LOANS – 2.0%		$27,331
(Cost: $26,079)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (J)	645	31
5.000%, 11–15–17 (J)	26	—	*
5.000%, 4–15–19 (J)	95	2

5.500%, 3–15–23 (J)	152	15
5.000%, 8–15–23 (J)	21	—	*
5.500%, 10–15–25 (J)	472	68
6.000%, 11–15–35 (J)	291	49
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	219	29
5.000%, 8–25–23 (J)	20	—	*
5.000%, 11–25–23 (J)	86	2
5.500%, 8–25–33 (J)	352	51
5.500%, 4–25–34 (J)	573	71
5.500%, 11–25–36 (J)	766	99
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (J)	198	13
5.000%, 7–20–33 (J)	86	3
5.500%, 11–20–33 (J)	414	24
5.500%, 6–20–35 (J)	417	61
5.500%, 7–20–35 (J)	252	35
5.500%, 10–16–35 (J)	205	31

		584

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$584
(Cost: $1,985)

BULLION – 8.8%	Troy Ounces
Gold	77	$123,045

(Cost: $81,671)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.3%
Citibank, N.A., 0.130%, 5–28–13	$4,000	4,001

Commercial Paper – 14.3%
Abbott Laboratories, 0.130%, 4–23–13 (K)	3,000	3,000
Air Products and Chemicals, Inc.:
0.090%, 4–3–13 (K)	15,000	15,000
0.110%, 4–9–13 (K)	10,000	10,000
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.120%, 4–4–13 (K)	5,000	5,000
Becton Dickinson & Co., 0.200%, 4–10–13 (K)	2,000	2,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.150%, 4–23–13 (K)	5,000	5,000
0.220%, 5–21–13 (K)	6,000	5,998
Corporacion Andina de Fomento, 0.170%, 4–25–13 (K)	4,000	4,000
CVS Caremark Corporation, 0.230%, 4–1–13 (K)	5,000	5,000
Federal Home Loan Bank, 0.080%, 5–22–13 (K)	8,300	8,299
Freddie Mac Discount Notes, 0.095%, 4–8–13 (K)	5,000	5,000
General Electric Capital Corporation, 0.080%, 5–2–13 (K)	5,000	5,000
Illinois Tool Works Inc.:
0.130%, 4–2–13 (K)	12,100	12,100
0.110%, 4–10–13 (K)	5,000	5,000
Kellogg Co., 0.180%, 4–10–13 (K)	6,000	6,000
Kroger Co. (The):
0.280%, 4–2–13 (K)	7,095	7,095
0.370%, 4–9–13 (K)	4,000	4,000
McCormick & Co. Inc., 0.170%, 4–1–13 (K)	6,067	6,067
PACCAR Financial Corp. (GTD by PACCAR Inc.), 0.130%, 4–15–13 (K)	5,000	5,000

PepsiCo, Inc., 0.070%, 5–1–13 (K)	5,000	5,000
Pfizer Inc., 0.060%, 4–4–13 (K)	8,000	8,000
Praxair, Inc., 0.070%, 4–4–13 (K)	20,398	20,397
Roche Holdings, Inc.:
0.140%, 4–2–13 (K)	5,000	5,000
0.100%, 5–15–13 (K)	6,000	5,999
0.100%, 5–21–13 (K)	5,500	5,499
St. Jude Medical, Inc., 0.240%, 4–15–13 (K)	6,500	6,499
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank), 0.160%, 5–21–13 (K)	8,000	7,998
Virginia Electric and Power Company, 0.330%, 5–7–13 (K)	5,000	4,998
Wal-Mart Stores, Inc., 0.110%, 5–22–13 (K)	10,000	9,998

		197,947

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (L)	507	507

Municipal Obligations – Taxable – 0.6%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.140%, 4–1–13 (L)	5,000	5,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.140%, 4–1–13 (L)	3,000	3,000

		8,000

Treasury Bills – 2.0%
United States Treasury Bills, 0.060%, 4–18–13	30,000	29,998

TOTAL SHORT-TERM SECURITIES – 17.2%		$240,453
(Cost: $240,452)

TOTAL INVESTMENT SECURITIES – 98.9%		$1,380,153
(Cost: $1,065,775)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		16,002

NET ASSETS – 100.0%		$1,396,155

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At March 31, 2013, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1-23-12 to 5-1-12	56,728	$38,354	$47,861
Legend Pictures LLC, Ltd.	12-18-12	10	18,162	18,161
		Principal
Delta Topco Limited, 10.000%, 11-24-60	1-23-12 to 6-18-12	$46,903	47,436	46,903
			$103,952	$112,925

The total value of these securities represented 8.1% of net assets at March 31, 2013.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Portfolio.

(E)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and JPY - Japanese Yen).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(H)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $5,491 or 0.4% of net assets.

(I)	Payment-in-kind bonds.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at March 31, 2013.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Deutsche Bank AG	223,900	4-22-13	$—	$17

The following written options were outstanding at March 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
EURO STOXX 50 Index	Goldman Sachs International	Put	603	June 2013	EUR 2,350.00	$362	$(284)
	Bank of America N.A.	Put	602	June 2013	2,475.00	414	(516)
Goldman Sachs Group, Inc. (The)	Barclays Bank plc	Put	420	April 2013	$125.00	84	(6)
Halliburton Company	Deutsche Bank AG	Put	850	July 2013	37.00	128	(96)
iShares MSCI EAFE Index Fund	Deutsche Bank AG	Put	3,102	June 2013	54.00	254	(159)
JPMorgan Chase & Co.	Barclays Bank plc	Put	122	April 2013	42.00	9	(1)
	Citibank N.A.	Put	1,095	April 2013	42.00	83	(7)
	Goldman Sachs International	Put	499	April 2013	42.00	34	(3)
National Oilwell Varco, Inc.	Deutsche Bank AG	Put	486	May 2013	65.00	78	(43)
S&P 500 Index	N/A	Put	183	June 2013	1,400.00	347	(130)
	N/A	Put	183	June 2013	1,450.00	329	(210)
	N/A	Call	366	June 2013	1,630.00	273	(309)
Schlumberger Limited	Citibank N.A.	Put	445	May 2013	72.50	67	(70)
Volkswagen AG	Citibank N.A.	Put	19	June 2013	EUR 140.00	7	(8)
	Citibank N.A.	Put	58	June 2013	150.00	39	(42)
	Citibank N.A.	Call	78	June 2013	190.00	13	(2)
						$2,521	$(1,886)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$382,996	$—	$66,022
Consumer Staples	33,336	—	—
Energy	77,016	—	—
Financials	178,830	—	—
Health Care	19,780	—	—
Industrials	30,295	—	—
Information Technology	135,022	—	—
Materials	2,680	—	—
Total Common Stocks	$859,955	$—	$66,022
Purchased Options	1,440	2,455	—
Corporate Debt Securities	—	11,965	46,903
Senior Loans	—	15,570	11,761
United States Government Agency Obligations	—	584	—
Bullion	123,045	—	—
Short-Term Securities	—	240,453	—
Total	$984,440	$271,027	$124,686
Liabilities
Forward Foreign Currency Contracts	$—	$17	$—
Written Options	$649	$1,237	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Senior Loans
Beginning Balance 1-1-13	$62,482	$48,655	$11,345
Net realized gain (loss)	—	—	—
Net unrealized appreciation (depreciation)	3,539	—	416
Purchases	1	3,286	—
Sales	—	—	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	(5,038)	—
Ending Balance 3-31-13	$66,022	$46,903	$11,761
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-13	$3,539	$—	$416

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$18,161	Purchase price	Purchase price
	47,861	See below (1)
Corporate Debt Securities	46,903	See below (1)
Senior Loans	11,761	Third-party valuation service	Broker quotes

(1) At March 31, 2013, Ivy Asset Strategy Portfolio held (minority stake) investments in private-placement common stock and related corporate debt securities. Because of the unique nature of these securities, the Valuation Committee determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated to the common stock and corporate debt securities held by the Portfolio.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 20 to 23 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (2.0%–3.0%), and the weighted average cost of capital (8.0%–9.0%).

The Valuation Committee also applied an illiquidity discount of 10% for purposes of this valuation.

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

CMO	= Collateralized Mortgage Obligation

GTD	= Guaranteed

OTC	= Over the Counter

REMIC	= Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,065,775
Gross unrealized appreciation	328,672
Gross unrealized depreciation	(14,294)
Net unrealized appreciation	$314,378

SCHEDULE OF INVESTMENTS Balanced (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.4%
General Dynamics Corporation	47	$3,307
Honeywell International Inc.	69	5,199
Precision Castparts Corp.	22	4,115

		12,621

Apparel Retail – 2.8%
Gap, Inc. (The)	94	3,313
Limited Brands, Inc. (A)	167	7,464

		10,777

Application Software – 1.2%
Intuit Inc.	70	4,596

Asset Management & Custody Banks – 1.5%
Northern Trust Corporation	102	5,576

Brewers – 2.5%
Anheuser-Busch InBev S.A., ADR (A)	99	9,846

Broadcasting – 1.5%
CBS Corporation, Class B	118	5,523

Communications Equipment – 1.1%
QUALCOMM Incorporated	62	4,124

Computer Hardware – 1.8%
Apple Inc.	14	6,240

Construction & Farm Machinery & Heavy Trucks – 1.3%
Cummins Inc.	41	4,713

Distillers & Vintners – 1.7%
Brown-Forman Corporation, Class B	88	6,301

Diversified Chemicals – 1.2%
Dow Chemical Company (The)	139	4,423

Electrical Components & Equipment – 0.9%
Rockwell Automation, Inc.	41	3,514

Fertilizers & Agricultural Chemicals – 1.5%
Monsanto Company	54	5,704

Food Retail – 1.1%
Whole Foods Market, Inc.	46	4,025

Health Care Equipment – 1.4%
Covidien plc (A)	78	5,292

Home Improvement Retail – 1.5%
Home Depot, Inc. (The)	81	5,624

Hotels, Resorts & Cruise Lines – 1.7%
Hyatt Hotels Corporation, Class A (A)	152	6,562

Household Products – 1.1%
Colgate-Palmolive Company	36	4,202

Industrial Conglomerates – 0.9%
3M Company	30	3,179

Industrial Machinery – 3.6%
Pall Corporation	74	5,066
Parker Hannifin Corporation	36	3,279
Pentair, Inc. (A)	103	5,412

		13,757

Integrated Oil & Gas – 1.2%
Exxon Mobil Corporation	48	4,307

Internet Retail – 1.6%
Amazon.com, Inc. (A)	22	5,836

Internet Software & Services – 1.1%
Google Inc., Class A (A)	5	4,288

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corporation, Class A (A)	58	4,436

Motorcycle Manufacturers – 1.7%
Harley-Davidson, Inc.	122	6,519

Movies & Entertainment – 1.4%
News Corporation Limited, Class B	165	5,078

Multi-Line Insurance – 1.2%
American International Group, Inc. (A)	117	4,534

Oil & Gas Equipment & Services – 2.6%
National Oilwell Varco, Inc.	74	5,235
Schlumberger Limited	62	4,666

		9,901

Oil & Gas Exploration & Production – 2.8%
Cabot Oil & Gas Corporation	67	4,496
ConocoPhillips	103	6,179

		10,675

Oil & Gas Refining & Marketing – 1.6%
Phillips 66	86	6,000

Oil & Gas Storage & Transportation – 0.4%
Regency Energy Partners LP	54	1,364

Other Diversified Financial Services – 1.8%
JPMorgan Chase & Co.	142	6,730

Packaged Foods & Meats – 1.3%
Mead Johnson Nutrition Company	61	4,724

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	80	5,103

Pharmaceuticals – 4.8%
Allergan, Inc.	55	6,162
GlaxoSmithKline plc, ADR	109	5,104
Johnson & Johnson	82	6,668

		17,934

Property & Casualty Insurance – 3.2%
Berkshire Hathaway Inc., Class B (A)	68	7,127
Travelers Companies, Inc. (The)	55	4,656

		11,783

Railroads – 3.0%
Kansas City Southern	45	4,957
Union Pacific Corporation	43	6,124

		11,081

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	103	6,850

Restaurants – 1.2%
Starbucks Corporation	79	4,483

Semiconductor Equipment – 1.5%
Applied Materials, Inc.	125	1,689
KLA-Tencor Corporation	78	4,103

		5,792

Semiconductors – 1.2%
Microchip Technology Incorporated	122	4,488

Systems Software – 0.4%
Check Point Software Technologies Ltd. (A)	29	1,382

Tobacco – 1.5%
Philip Morris International Inc.	59	5,433

TOTAL COMMON STOCKS – 73.6%		$275,320
(Cost: $196,035)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corporation, 1.000%, 11–15–17	$500	497
United Technologies Corporation, 1.200%, 6–1–15	100	101

		598

Apparel Retail – 0.6%
Limited Brands, Inc.:
6.900%, 7–15–17	250	287
6.625%, 4–1–21	1,460	1,650
5.625%, 2–15–22	414	439

		2,376

Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (B)	1,000	1,012

Auto Parts & Equipment – 0.1%
Delphi Corporation, 5.000%, 2–15–23	411	435

Automobile Manufacturers – 1.1%
Ford Motor Company, Convertible, 4.250%, 11–15–16	2,000	3,205
Toyota Motor Credit Corporation, 2.050%, 1–12–17	500	517

		3,722

Banking – 0.2%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	600	614

Biotechnology – 0.2%
Amgen Inc., 2.125%, 5–15–17	750	775

Brewers – 0.3%
Anheuser-Busch InBev Worldwide Inc., 5.375%, 11–15–14	500	537
Heineken N.V., 1.400%, 10–1–17 (B)	250	249
SABMiller Holdings Inc., 3.750%, 1–15–22 (B)	250	268

		1,054

Broadcasting – 0.9%
CBS Corporation:
8.875%, 5–15–19	1,500	2,004

4.300%, 2–15–21	500	545
Discovery Communications, LLC:
4.375%, 6–15–21	500	552
3.300%, 5–15–22	200	204

		3,305

Cable & Satellite – 0.3%
DIRECTV Holdings LLC, 2.400%, 3–15–17	750	770
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	500	531

		1,301

Construction & Farm Machinery & Heavy Trucks – 0.1%
Caterpillar Inc., 1.375%, 5–27–14	500	506

Consumer Finance – 0.9%
American Express Credit Corporation, 5.125%, 8–25–14	400	425
Capital One Financial Corporation:
2.125%, 7–15–14	500	508
1.000%, 11–6–15	500	498
Caterpillar Financial Services Corporation, 1.550%, 12–20–13	500	504
Ford Motor Credit Company LLC, 3.875%, 1–15–15	500	520
Penske Truck Leasing Co., LP and PTL Finance Corp., 2.500%, 7–11–14 (B)	250	254
USAA Capital Corporation, 1.050%, 9–30–14 (B)	500	502

		3,211

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc., 6.600%, 5–15–17	800	908

Distillers & Vintners – 0.3%
Beam Inc., 1.875%, 5–15–17	300	306
Brown-Forman Corporation, 1.000%, 1–15–18	1,000	991

		1,297

Diversified Banks – 1.0%
Bank of America Corporation, 1.104%, 3–22–16 (C)	1,000	996
Bank of Montreal, 1.300%, 10–31–14 (B)	500	507
Bank of New York Mellon Corporation (The), 1.500%, 1–31–14	500	505
Barclays Bank plc, 2.375%, 1–13–14	300	304
National Australia Bank Limited, 0.900%, 1–20–16	500	501
U.S. Bancorp, 4.200%, 5–15–14	500	521
Wells Fargo & Company:
3.676%, 6–15–16	250	270
1.500%, 1–16–18	250	250

		3,854

Diversified Chemicals – 0.1%
Airgas, Inc., 1.650%, 2–15–18	500	501

Diversified Metals & Mining – 0.1%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	500	544

Drug Retail – 0.3%
CVS Caremark Corporation, 3.250%, 5–18–15	950	1,000

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company, 2.750%, 4–15–16	500	529

Food Distributors – 0.7%
Campbell Soup Company, 2.500%, 8–2–22	700	667
Cargill, Inc., 4.307%, 5–14–21 (B)	1,219	1,344
ConAgra Foods, Inc., 1.300%, 1–25–16	250	252
General Mills, Inc., 0.000%, 1–29–16 (C)	250	250

		2,513

General Merchandise Stores – 0.1%
Target Corporation, 1.125%, 7–18–14	500	505

Health Care Equipment – 0.1%
Stryker Corporation, 2.000%, 9–30–16	500	519

Health Care Services – 0.3%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	1,000	1,049

Health Care Supplies – 0.1%
DENTSPLY International Inc., 2.750%, 8–15–16	250	260

Home Improvement Retail – 0.1%
Home Depot, Inc. (The), 4.400%, 4–1–21	375	433

Household Products – 0.1%
Church & Dwight Co., Inc., 2.875%, 10–1–22	250	250
Colgate-Palmolive Company, 1.250%, 5–1–14	250	253

		503

Hypermarkets & Super Centers – 0.2%
Wal-Mart Stores, Inc., 2.875%, 4–1–15	875	917

Industrial Conglomerates – 0.1%
General Electric Capital Corporation, 0.000%, 4–2–18 (C)	500	500

Industrial Gases – 0.7%
Praxair, Inc.:
4.375%, 3–31–14	1,500	1,557
3.000%, 9–1–21	500	522

		2,079

Industrial Machinery – 0.6%
Eaton Corporation, 0.610%, 6–16–14 (C)	500	500
Illinois Tool Works Inc., 5.150%, 4–1–14	1,500	1,567

		2,067

Integrated Oil & Gas – 0.1%
Cenovus Energy Inc., 4.500%, 9–15–14	250	263

Internet Retail – 0.1%
Amazon.com, Inc., 0.650%, 11–27–15	250	250

Investment Banking & Brokerage – 0.1%
Goldman Sachs Group, Inc., (The), 1.600%, 11–23–15	500	505

IT Consulting & Other Services – 0.5%
International Business Machines Corporation:
1.250%, 5–12–14	1,000	1,010
0.273%, 2–4–15 (C)	500	500

		1,510

Leisure Products – 0.1%
Mattel, Inc., 2.500%, 11–1–16	250	261

Life & Health Insurance – 0.6%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (B)	800	809
2.500%, 9–29–15 (B)	1,000	1,039
Prudential Financial, Inc., 4.750%, 9–17–15	500	545

		2,393

Managed Health Care – 0.1%
WellPoint, Inc., 1.875%, 1–15–18	500	507

Metals / Mining – 0.0%
Freeport-McMoRan Copper & Gold Inc., 2.375%, 3–15–18 (B)	150	151

Movies & Entertainment – 0.4%
News American Incorporated, 3.000%, 9–15–22	1,000	989
Viacom Inc., 4.375%, 9–15–14	500	526

		1,515

Oil & Gas Drilling – 0.1%
Transocean Inc., 2.500%, 10–15–17	500	507

Oil & Gas Equipment & Services – 0.3%
National Oilwell Varco, Inc., 1.350%, 12–1–17	250	251
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 1.250%, 8–1–17 (B)	500	499
Schlumberger S.A. (GTD by Schlumberger Ltd.), 2.650%, 1–15–16 (B)	500	522

		1,272

Oil & Gas Exploration & Production – 0.6%
ConocoPhillips (GTD by ConocoPhillips Company), 4.750%, 2–1–14	415	430
EOG Resources, Inc., 2.500%, 2–1–16	1,000	1,045
Southwestern Energy Company, 4.100%, 3–15–22	600	635

		2,110

Other Diversified Financial Services – 1.2%
Citigroup Inc., 1.250%, 1–15–16	250	250
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,045
1.100%, 10–15–15	500	501
3.450%, 3–1–16	1,000	1,062
3.150%, 7–5–16	500	530
7.900%, 4–29–49	500	575

		3,963

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(D)	17	—	*
8.000%, 3–31–11 (B)(D)	4	—

		—	*

Packaged Foods & Meats – 0.3%
Kraft Foods Inc., 4.125%, 2–9–16	1,000	1,089

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The), 2.350%, 8–15–22	600	590

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Inc.:
0.800%, 2–11–16	250	251
1.550%, 2–9–18	250	254

		505

Railroads – 0.1%
Burlington Northern Santa Fe, LLC, 3.050%, 3–15–22	400	409

Regional Banks – 0.1%
Canadian Imperial Bank of Commerce,

0.900%, 10–1–15	250	251
PNC Bank, N.A., 0.800%, 1–28–16	250	250

		501

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9–15–15	500	538

Retail Stores – 0.0%
Dollar General Corporation, 4.125%, 7–15–17	100	107

Semiconductors – 0.2%
Broadcom Corporation, 2.700%, 11–1–18	250	266
Texas Instruments Incorporated, 0.470%, 5–15–13 (C)	500	500

		766

Soft Drinks – 0.5%
PepsiCo, Inc.:
3.750%, 3–1–14	750	773
0.700%, 8–13–15	1,000	1,000

		1,773

Specialty Chemicals – 0.1%
RPM International Inc., 3.450%, 11–15–22	250	248

Systems Software – 0.1%
Microsoft Corporation, 2.950%, 6–1–14	500	515

Tobacco – 0.2%
Philip Morris International Inc., 4.500%, 3–26–20	750	864

Trucking – 0.1%
Ryder System, Inc., 2.350%, 2–26–19	400	404

Wireless – 0.1%
Virgin Media Finance plc, 4.875%, 2–15–22	200	203

Wireless Telecommunication Service – 0.6%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15	700	734
American Tower Corporation, 4.700%, 3–15–22	995	1,081
Crown Castle International Corp., 5.250%, 1–15–23	623	634

		2,449

TOTAL CORPORATE DEBT SECURITIES – 17.4%		$65,055
(Cost: $61,209)

OTHER GOVERNMENT SECURITIES
Canada – 0.1%
TransCanada PipeLines Ltd, 0.750%, 1–15–16	250	250

Israel – 0.1%
State of Israel, 4.000%, 6–30–22	500	540

Qatar – 0.2%
State of Qatar, 4.000%, 1–20–15 (B)	750	791

Supranational – 0.3%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	900	939

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$2,520
(Cost: $2,392)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.3%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	134	143
5.000%, 1–1–18	67	72
5.500%, 4–1–18	24	25
5.000%, 5–1–18	44	48
4.500%, 7–1–18	619	668
7.000%, 9–1–25	65	76
6.500%, 10–1–28	184	212
6.500%, 2–1–29	97	111
7.500%, 4–1–31	102	120
7.000%, 7–1–31	129	146
7.000%, 9–1–31	210	246
6.500%, 2–1–32	429	487
7.000%, 2–1–32	284	332
7.000%, 3–1–32	111	134
7.000%, 7–1–32	188	213
6.000%, 9–1–32	894	1,006
6.000%, 2–1–33	87	98
5.500%, 5–1–33	322	354
5.500%, 6–1–33	168	185
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A, 8.293%, 12–15–26	54	64

		4,740

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.3%		$4,740
(Cost: $4,291)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 5.7%
United States Treasury Bonds, 6.250%, 8–15–23	2,250	3,187

United States Treasury Notes:
3.625%, 5–15–13	3,000	3,012
4.250%, 8–15–13	4,000	4,062
4.250%, 8–15–15	10,000	10,935

		21,196

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.7%		$21,196
(Cost: $19,326)

SHORT-TERM SECURITIES
Commercial Paper – 0.5%
Wisconsin Electric Power Co., 0.180%, 4–1–13 (E)	1,846	1,846

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (F)	1,971	1,971

TOTAL SHORT-TERM SECURITIES – 1.0%		$3,817
(Cost: $3,817)

TOTAL INVESTMENT SECURITIES – 99.7%		$372,648
(Cost: $287,070)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,306

NET ASSETS – 100.0%		$373,954

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $7,947 or 2.1% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at March 31, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$275,320	$—	$—
Corporate Debt Securities	—	65,055	—	*
Other Government Securities	—	2,520	—
United States Government Agency Obligations	—	4,740	—
United States Government Obligations	—	21,196	—
Short-Term Securities	—	3,817	—
Total	$275,320	$97,328	$—	*

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$287,070
Gross unrealized appreciation	85,773
Gross unrealized depreciation	(195)
Net unrealized appreciation	$85,578

SCHEDULE OF INVESTMENTS Bond (in thousands)	MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 2.0%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$5,775	$6,591
United Technologies Corporation,
6.125%, 2–1–19	3,000	3,744

		10,335

Apparel Retail – 1.6%
Limited Brands, Inc.:
8.500%, 6–15–19	3,485	4,278
7.000%, 5–1–20	1,000	1,160
5.625%, 2–15–22	2,665	2,825

		8,263

Biotechnology – 1.5%
Amgen Inc.,
6.150%, 6–1–18	6,500	7,907

Brewers – 2.2%
Anheuser-Busch InBev Worldwide Inc.,
2.500%, 7–15–22	5,000	4,919
Heineken N.V.,
2.750%, 4–1–23 (A)	3,000	2,948
SABMiller plc,
6.500%, 7–15–18 (A)	3,000	3,679

		11,546

Broadcasting – 2.9%
CBS Corporation,
8.875%, 5–15–19	6,000	8,018
Discovery Communications, LLC,
3.300%, 5–15–22	3,000	3,059
NBCUniversal Media, LLC,
5.150%, 4–30–20	2,810	3,332

		14,409

Cable & Satellite – 3.5%
Comcast Corporation,
5.150%, 3–1–20	5,000	5,927
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	2,500	2,783
3.800%, 3–15–22	2,500	2,557
Time Warner Inc.,
4.750%, 3–29–21	5,750	6,511

		17,778

Coal & Consumable Fuels – 1.6%
Joy Global Inc.,
6.000%, 11–15–16	5,300	6,106
Peabody Energy Corporation,
6.500%, 9–15–20	2,000	2,130

		8,236

Consumer Finance – 2.7%
Capital One Financial Corporation,
6.750%, 9–15–17	6,500	7,855
Ford Motor Credit Company LLC:
2.375%, 1–16–18	5,000	4,973
4.250%, 9–20–22	1,000	1,035

		13,863

Data Processing & Outsourced Services – 3.6%
Alliance Data Systems Corporation,
5.250%, 12–1–17 (A)	4,500	4,669
Fidelity National Financial, Inc.,
6.600%, 5–15–17	8,000	9,076
Western Union Company (The),
3.650%, 8–22–18	5,000	5,162

		18,907

Department Stores – 0.8%
Macy’s Retail Holdings, Inc.,
3.875%, 1–15–22	4,000	4,222

Distillers & Vintners – 0.6%
Beam Inc.,
3.250%, 5–15–22	3,000	3,070

Distributors – 0.6%
QVC, Inc.,
5.125%, 7–2–22	3,000	3,180

Diversified Banks – 3.8%
Bank of America Corporation:
5.650%, 5–1–18	4,000	4,629
7.625%, 6–1–19	2,000	2,542
HSBC Holdings plc,
5.100%, 4–5–21	7,000	8,093
U.S. Bancorp,
4.125%, 5–24–21	4,000	4,482

		19,746

Diversified Chemicals – 1.4%
Dow Chemical Company (The),
8.550%, 5–15–19	5,500	7,398

Diversified Metals & Mining – 1.1%
Rio Tinto Finance (USA) Limited,
3.750%, 9–20–21	5,500	5,798

Electric Utilities – 2.3%
Detroit Edison Company (The),
3.900%, 6–1–21	4,875	5,471
NextEra Energy Capital Holdings, Inc.,
7.875%, 12–15–15	2,000	2,354
PacifiCorp,
2.950%, 2–1–22	4,000	4,174

		11,999

Electronic Manufacturing Services – 1.2%
Jabil Circuit, Inc.:
7.750%, 7–15–16	2,000	2,303
8.250%, 3–15–18	3,150	3,787

		6,090

Environmental & Facilities Services – 2.5%
Republic Services, Inc.,
4.750%, 5–15–23	6,000	6,810
Waste Management, Inc.,
4.600%, 3–1–21	5,600	6,332

		13,142

Forest Products – 1.4%
Georgia-Pacific, LLC,
5.400%, 11–1–20 (A)	6,000	7,103

Health Care Services – 1.5%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	3,000	3,714
4.125%, 9–15–20	3,500	3,815

		7,529

Health Care Supplies – 0.5%
DENTSPLY International Inc.,
4.125%, 8–15–21	2,500	2,655

Household Products – 1.1%
Clorox Company (The),
3.050%, 9–15–22	2,500	2,524
Procter & Gamble Company (The),
8.000%, 9–1–24	2,000	3,002

		5,526

Independent Finance – 0.6%
John Deere Capital Corporation,
2.800%, 1–27–23	3,000	3,046

Industrial Conglomerates – 1.4%

General Electric Capital Corporation, 5.625%, 5–1–18	6,000	7,104

Integrated Telecommunication Services – 1.1%
Verizon Communications Inc., 8.750%, 11–1–18	4,182	5,627

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The), 5.375%, 3–15–20	5,500	6,270
Morgan Stanley, 4.100%, 1–26–15	5,000	5,220

		11,490

Life & Health Insurance – 1.1%
MetLife, Inc., 6.817%, 8–15–18	4,560	5,687

Metals / Mining – 0.4%
Freeport-McMoRan Copper & Gold Inc., 3.100%, 3–15–20 (A)	2,000	2,008

Multi-Utilities – 3.3%
Dominion Resources, Inc., Ser B, 2.750%, 9–15–22	3,000	3,000
Dominion Resources, Inc., Ser F, 5.250%, 8–1–33	2,500	2,864
Duke Energy Indiana, Inc., 3.750%, 7–15–20	3,000	3,307
NorthWestern Corporation, 6.340%, 4–1–19	3,000	3,688
Pacific Gas and Electric Company, 3.500%, 10–1–20	4,000	4,353

		17,212

Office Electronics – 1.4%
Xerox Corporation, 6.350%, 5–15–18	5,952	6,979

Oil & Gas Equipment & Services – 2.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	2,000	2,484
4.050%, 2–15–22	2,000	2,170
Halliburton Company:
6.150%, 9–15–19	4,000	5,037
6.750%, 2–1–27	1,400	1,832
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 3.300%, 9–14–21 (A)	1,500	1,603

		13,126

Oil & Gas Exploration & Production – 1.4%
Petrohawk Energy Corporation, 7.250%, 8–15–18	6,500	7,276

Oil & Gas Storage & Transportation – 1.6%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP), 3.875%, 3–15–23	2,000	2,012
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	3,432	3,579
Tennessee Gas Pipeline Company, 7.000%, 3–15–27	2,000	2,701

		8,292

Other Diversified Financial Services – 2.0%
ING Bank N.V., 4.000%, 3–15–16 (A)	3,000	3,215
JPMorgan Chase & Co., 6.000%, 1–15–18	6,000	7,133

		10,348

Packaged Foods & Meats – 0.3%
H.J. Heinz Company, 3.125%, 9–12–21	1,500	1,518

Paper Products – 0.0%
Westvaco Corporation, 7.500%, 6–15–27	200	228

Property & Casualty Insurance – 1.1%
Berkshire Hathaway Inc., 3.750%, 8–15–21	5,000	5,430

Railroads – 1.2%
Burlington Northern Santa Fe, LLC:
3.050%, 3–15–22	4,000	4,092
3.050%, 9–1–22	2,000	2,045

		6,137

Restaurants – 1.3%
YUM! Brands, Inc., 6.250%, 3–15–18	5,792	6,933

Retail Stores – 0.4%
Dollar General Corporation, 4.125%, 7–15–17	2,000	2,148

Semiconductors – 1.0%
Broadcom Corporation, 2.700%, 11–1–18	5,000	5,313

Specialized Finance – 1.4%
CME Group Inc., 3.000%, 9–15–22	7,000	7,040

Specialty Chemicals – 1.1%
Lubrizol Corporation (The), 8.875%, 2–1–19	4,000	5,541

Systems Software – 1.3%
CA, Inc., 5.375%, 12–1–19	6,000	6,794

Trucking – 0.4%
Penske Truck Leasing Co., L.P., 2.875%, 7–17–18 (A)	2,000	2,040

Water Utilities – 0.5%
California Water Service Company, 5.875%, 5–1–19	2,000	2,391

Wireless Telecommunication Service – 2.4%
America Movil, S.A.B. de C.V., 5.000%, 3–30–20	5,500	6,188
American Tower Corporation, 4.700%, 3–15–22	5,000	5,438
Crown Castle International Corp., 5.250%, 1–15–23	1,027	1,045

		12,671

TOTAL CORPORATE DEBT SECURITIES – 71.8%		$371,081
(Cost: $343,973)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.4%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1, 4.719%, 1–15–38	2,000	2,041

Non-Agency REMIC/CMO – 0.6%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.424%, 3–25–35 (B)	2,246	127
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	2,000	2,086
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.595%, 2–25–34 (B)	585	70
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC, 2.608%, 3–25–34 (B)	1,127	145

Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
3.144%, 5–25–34 (B)	31	—	*
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9–25–18	515	529

		2,957

TOTAL MORTGAGE-BACKED SECURITIES – 1.0%		$4,998
(Cost: $8,315)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.6%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,876

New York – 1.1%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,000	5,672

TOTAL MUNICIPAL BONDS – TAXABLE – 1.7%		$8,548
(Cost: $6,597)

OTHER GOVERNMENT SECURITIES
Canada – 0.4%
Province de Quebec,
7.140%, 2–27–26	1,500	2,130

Israel – 1.3%
State of Israel,
4.000%, 6–30–22	6,000	6,485

TOTAL OTHER GOVERNMENT SECURITIES – 1.7%		$8,615
(Cost: $7,473)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.0%
Federal Home Loan Bank:
2.000%, 2–14–28 (B)	10,000	10,016

Mortgage-Backed Obligations – 13.8%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	794	853
5.000%, 5–15–23	915	1,008
5.000%, 9–15–31 (C)	148	1
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 6–1–23	2,044	2,188
4.000%, 7–1–25	2,699	2,869
4.500%, 6–15–27	1,309	1,351
3.000%, 1–1–33	994	1,040
4.000%, 11–15–36	1,845	1,919
4.500%, 5–15–39	811	860
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	1,808	1,929
5.000%, 6–25–18	1,477	1,585
4.500%, 12–25–34	290	300
5.500%, 11–25–36 (C)	3,010	386
4.500%, 3–25–37	701	714
5.500%, 4–25–37	1,702	1,871
4.500%, 9–15–37	2,479	2,557
4.000%, 3–25–39	1,072	1,109
4.000%, 5–25–39	1,891	2,023
4.500%, 8–15–39	3,389	3,546
4.500%, 6–25–40	2,132	2,298
2.500%, 9–20–40	5,264	5,468

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.424%, 2–1–16	2,175	2,425
5.508%, 4–1–17	3,558	3,974
4.500%, 9–1–19	1,440	1,549
4.530%, 12–1–19	7,781	9,080
5.500%, 10–1–21	2,621	2,870
6.000%, 6–1–22	1,926	2,114
6.000%, 9–1–22	2,932	3,218
5.000%, 9–1–23	2,019	2,179
5.000%, 6–25–32	349	352
5.500%, 2–1–35	1,643	1,849
Government National Mortgage Association Agency REMIC/CMO:
2.000%, 3–16–42	6,274	6,353
0.602%, 6–17–45 (B)(C)	429	6

		71,844

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.8%		$81,860
(Cost: $81,610)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.0%
United States Treasury Notes,
2.125%, 8–15–21	20,000	20,914

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.0%		$20,914
(Cost: $19,837)

SHORT-TERM SECURITIES
Commercial Paper – 2.8%
Abbott Laboratories,
0.120%, 4–23–13 (D)	5,000	4,999
Bemis Company, Inc.,
0.300%, 5–3–13 (D)	4,500	4,499
Wisconsin Electric Power Co.,
0.180%, 4–1–13 (D)	4,921	4,921

		14,419

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (E)	2,755	2,755

TOTAL SHORT-TERM SECURITIES – 3.3%		$17,174
(Cost: $17,174)

TOTAL INVESTMENT SECURITIES – 99.3%		$513,190
(Cost: $484,979)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		3,485

NET ASSETS – 100.0%		$516,675

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $43,107 or 8.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at March 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$371,081	$—
Mortgage-Backed Securities	—	4,998	—
Municipal Bonds	—	8,548	—
Other Government Securities	—	8,615	—
United States Government Agency Obligations	—	81,860	—
United States Government Obligations	—	20,914	—
Short-Term Securities	—	17,174	—
Total	$—	$513,190	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$484,979
Gross unrealized appreciation	33,377
Gross unrealized depreciation	(5,166)
Net unrealized appreciation	$28,211

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.7%
Precision Castparts Corp.	38	$7,262

Apparel, Accessories & Luxury Goods – 3.3%
Polo Ralph Lauren Corporation	52	8,753
Under Armour, Inc., Class A (A)	100	5,120

		13,873

Asset Management & Custody Banks – 1.3%
Northern Trust Corporation	100	5,434

Biotechnology – 1.3%
Alexion Pharmaceuticals, Inc. (A)	60	5,565

Brewers – 4.2%
Anheuser-Busch InBev S.A., ADR (A)	179	17,799

Broadcasting – 4.5%
CBS Corporation, Class B	298	13,928
Discovery Holding Company, Class A (A)	70	5,543

		19,471

Cable & Satellite – 3.3%
Charter Communications, Inc., Class A (A)	77	7,970
Time Warner Cable Inc.	62	5,917

		13,887

Computer Hardware – 1.9%
Apple Inc.	18	7,967

Construction & Farm Machinery & Heavy Trucks – 1.6%
Cummins Inc.	60	6,983

Consumer Finance – 3.0%
Capital One Financial Corporation	232	12,742

Data Processing & Outsourced Services – 2.9%
MasterCard Incorporated, Class A	23	12,230

Diversified Chemicals – 2.8%
Dow Chemical Company (The)	366	11,660

Fertilizers & Agricultural Chemicals – 2.8%
Monsanto Company	115	12,116

Health Care Equipment – 1.6%
Covidien plc (A)	98	6,642

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	124	8,639

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	53	5,642

Industrial Machinery – 6.1%
Pall Corporation	205	14,030
Pentair, Inc. (A)	224	11,837

		25,867

Internet Retail – 1.1%
Amazon.com, Inc. (A)	18	4,850

Internet Software & Services – 1.0%
Facebook, Inc., Class A (A)	169	4,326

Investment Banking & Brokerage – 1.1%
Charles Schwab Corporation (The)	257	4,546

Motorcycle Manufacturers – 3.4%
Harley-Davidson, Inc.	267	14,222

Movies & Entertainment – 2.6%
News Corporation Limited, Class B	361	11,117

Multi-Line Insurance – 3.1%
American International Group, Inc. (A)	340	13,203

Oil & Gas Equipment & Services – 2.3%
National Oilwell Varco, Inc.	51	3,622
Schlumberger Limited	84	6,296

		9,918

Oil & Gas Exploration & Production – 3.1%
ConocoPhillips	68	4,090
Noble Energy, Inc.	74	8,579

		12,669

Oil & Gas Refining & Marketing – 1.5%
Phillips 66	94	6,565

Other Diversified Financial Services – 3.6%
JPMorgan Chase & Co.	322	15,268

Packaged Foods & Meats – 2.2%
Mead Johnson Nutrition Company	122	9,457

Personal Products – 1.8%
Estee Lauder Companies, Inc. (The), Class A	117	7,488

Pharmaceuticals – 3.9%
Allergan, Inc.	39	4,311
Pfizer Inc.	424	12,242

		16,553

Railroads – 8.4%
Canadian Pacific Railway Limited	92	12,029
Kansas City Southern	86	9,537
Union Pacific Corporation	97	13,868

		35,434

Restaurants – 1.6%
Chipotle Mexican Grill, Inc., Class A (A)	21	6,811

Semiconductor Equipment – 1.5%
Applied Materials, Inc.	473	6,376

Semiconductors – 5.5%
Altera Corporation	242	8,583
Analog Devices, Inc.	138	6,434
Texas Instruments Incorporated	235	8,345

		23,362

Specialty Chemicals – 2.2%
LyondellBasell Industries N.V., Class A	54	3,424
Sherwin-Williams Company (The)	34	5,759

		9,183

Tobacco – 2.6%
Philip Morris International Inc.	118	10,909

Wireless Telecommunication Service – 1.0%
SBA Communications Corporation (A)	57	4,069

TOTAL COMMON STOCKS – 99.1%		$420,105
(Cost: $326,958)

SHORT-TERM SECURITIES	Principal
Master Note – 0.9%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (B)	$3,840	3,840

TOTAL SHORT-TERM SECURITIES – 0.9%		$3,840
(Cost: $3,840)

TOTAL INVESTMENT SECURITIES – 100.0%		$423,945
(Cost: $330,798)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		14

NET ASSETS – 100.0%		$423,959

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$92,870	$—	$—
Consumer Staples	51,295	—	—
Energy	29,152	—	—
Financials	51,193	—	—
Health Care	28,760	—	—
Industrials	75,546	—	—
Information Technology	54,261	—	—

Materials	32,959	—	—
Telecommunication Services	4,069	—	—
Total Common Stocks	$420,105	$—	$—
Short-Term Securities	—	3,840	—
Total	$420,105	$3,840	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$330,798
Gross unrealized appreciation	94,392
Gross unrealized depreciation	(1,245)
Net unrealized appreciation	$93,147

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.0%
Boeing Company (The)	111	$9,508
Honeywell International Inc.	97	7,328

		16,836

Asset Management & Custody Banks – 1.7%
Northern Trust Corporation	55	3,009
T. Rowe Price Group, Inc.	57	4,275

		7,284

Brewers – 3.5%
Anheuser-Busch InBev S.A., ADR (A)	149	14,848

Broadcasting – 0.5%
CBS Corporation, Class B	47	2,201

Casinos & Gaming – 4.6%
Las Vegas Sands, Inc.	144	8,097
Wynn Resorts, Limited	89	11,162

		19,259

Construction & Farm Machinery & Heavy Trucks – 3.5%
Caterpillar Inc.	63	5,457
Deere & Company	110	9,443

		14,900

Consumer Finance – 2.0%
Capital One Financial Corporation	155	8,542

Data Processing & Outsourced Services – 3.8%
Paychex, Inc.	121	4,240
Visa Inc., Class A	71	12,033

		16,273

Distillers & Vintners – 2.2%
Diageo plc, ADR	73	9,149

Diversified Banks – 2.1%
Wells Fargo & Company	236	8,726

Diversified Chemicals – 1.0%
Dow Chemical Company (The)	132	4,197

Diversified Metals & Mining – 1.0%
Rio Tinto plc, ADR (A)	88	4,138

Fertilizers & Agricultural Chemicals – 4.3%
Monsanto Company	113	11,883
Mosaic Company (A)	111	6,641

		18,524

General Merchandise Stores – 0.8%
Target Corporation	51	3,484

Home Improvement Retail – 2.8%
Home Depot, Inc. (The)	173	12,058

Homebuilding – 3.0%
D.R. Horton, Inc.	340	8,254
M.D.C. Holdings, Inc.	124	4,528

		12,782

Household Products – 0.5%
Colgate-Palmolive Company	19	2,215

Industrial Conglomerates – 2.5%
General Electric Company	465	10,746

Industrial Machinery – 2.6%
Eaton Corporation (A)	75	4,585
Pentair, Inc. (A)	118	6,235

		10,820

Integrated Oil & Gas – 1.8%
Exxon Mobil Corporation	45	4,015
Occidental Petroleum Corporation	46	3,609

		7,624

Investment Banking & Brokerage – 3.1%
Goldman Sachs Group, Inc. (The)	89	13,104

Multi-Utilities – 1.0%
PG&E Corporation	93	4,148

Oil & Gas Drilling – 1.7%
Seadrill Limited	197	7,342

Oil & Gas Equipment & Services – 7.0%
Halliburton Company	151	6,118
National Oilwell Varco, Inc.	119	8,440
Schlumberger Limited	202	15,098

		29,656

Oil & Gas Storage & Transportation – 3.1%
Energy Transfer Equity, L.P.	73	4,272
MarkWest Energy Partners, L.P.	109	6,609
Plains All American Pipeline, L.P.	40	2,282

		13,163

Other Diversified Financial Services – 4.3%
JPMorgan Chase & Co.	375	17,819

Pharmaceuticals – 11.0%
Bristol-Myers Squibb Company	192	7,925
Eli Lilly and Company	82	4,674
GlaxoSmithKline plc, ADR	135	6,309
Johnson & Johnson	115	9,351
Merck & Co., Inc. (A)	142	6,274
Pfizer Inc.	417	12,024

		46,557

Property & Casualty Insurance – 2.0%
ACE Limited	97	8,586

Railroads – 5.3%
Kansas City Southern	75	8,329
Union Pacific Corporation	97	13,830

		22,159

Regional Banks – 0.7%
SunTrust Banks, Inc.	103	2,980

Reinsurance – 0.8%
Validus Holdings, Ltd.	91	3,393

Restaurants – 1.0%
Starbucks Corporation	73	4,161

Semiconductors – 3.3%
Microchip Technology Incorporated	377	13,861

Tobacco – 4.0%
Altria Group, Inc.	123	4,221
Philip Morris International Inc.	138	12,780

		17,001

TOTAL COMMON STOCKS – 96.5%		$408,536
(Cost: $333,985)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.5%
Illinois Tool Works Inc., 0.100%, 4–9–13 (B)	$5,000	5,000
Wal-Mart Stores, Inc., 0.080%, 4–8–13 (B)	3,000	3,000
Wisconsin Electric Power Co., 0.180%, 4–1–13 (B)	2,973	2,973

		10,973

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (C)	1,239	1,239

Municipal Obligations – Taxable – 1.4%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation), 0.140%, 4–1–13 (C)	1,215	1,215
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.140%, 4–1–13 (C)	379	379
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.130%, 4–7–13 (C)	4,161	4,161

		5,755

TOTAL SHORT-TERM SECURITIES – 4.2%		$17,967
(Cost: $17,967)

TOTAL INVESTMENT SECURITIES – 100.7%		$426,503
(Cost: $351,952)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7%)		(2,978)

NET ASSETS – 100.0%		$423,525

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$408,536	$—	$—
Short-Term Securities	—	17,967	—
Total	$408,536	$17,967	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$351,952
Gross unrealized appreciation	75,821
Gross unrealized depreciation	(1,270)
Net unrealized appreciation	$74,551

SCHEDULE OF INVESTMENTS Energy (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.7%
Cameco Corporation	34	$712
Peabody Energy Corporation	30	644

		1,356

Construction & Engineering – 2.8%
Fluor Corporation	33	2,156

Diversified Metals & Mining – 1.4%
BHP Billiton Limited, ADR	16	1,091

Integrated Oil & Gas – 7.3%
Chevron Corporation	3	374
Exxon Mobil Corporation	16	1,455
Hess Corporation	11	781
Occidental Petroleum Corporation	28	2,199
Suncor Energy Inc. (A)	28	831

		5,640

Oil & Gas Drilling – 5.8%
Ensco plc (A)	13	771
Helmerich & Payne, Inc.	24	1,445
Seadrill Limited	19	711
Transocean Inc. (A)	30	1,566

		4,493

Oil & Gas Equipment & Services – 31.2%
Basic Energy Services, Inc. (A)	65	882
Cameron International Corporation (A)	46	3,009
Core Laboratories N.V.	20	2,752
Dresser-Rand Group Inc. (A)	24	1,464
Dril-Quip, Inc. (A)	19	1,695
FMC Technologies, Inc. (A)	29	1,594
Forum Energy Technologies, Inc. (A)	56	1,613
Halliburton Company	55	2,208
National Oilwell Varco, Inc.	49	3,460
Schlumberger Limited	42	3,138
Superior Energy Services, Inc. (A)	49	1,276
Weatherford International Ltd. (A)	90	1,087

		24,178

Oil & Gas Exploration & Production – 32.3%
Anadarko Petroleum Corporation	33	2,894
Bonanza Creek Energy, Inc. (A)	30	1,158
Cabot Oil & Gas Corporation	42	2,813
Canadian Natural Resources Limited	12	389
CNOOC Limited, ADR	4	843
Cobalt International Energy, Inc. (A)	37	1,031
Concho Resources Inc. (A)	8	750
Continental Resources, Inc. (A)	39	3,389
EOG Resources, Inc.	18	2,292
Gulfport Energy Corporation (A)	27	1,233
Laredo Petroleum Holdings, Inc. (A)	18	325
Marathon Oil Corporation	34	1,131
Noble Energy, Inc.	18	2,030
Oasis Petroleum LLC (A)	24	923
Petroleum Development Corporation (A)	15	739
Pioneer Natural Resources Company	8	982
Southwestern Energy Company (A)	59	2,198

		25,120

Oil & Gas Refining & Marketing – 4.2%
Clean Energy Fuels Corp. (A)	38	497
Marathon Petroleum Corporation	15	1,331
Marathon Petroleum Corporation, L.P.	29	1,067
Valero Energy Corporation	9	391

		3,286

Oil & Gas Storage & Transportation – 11.2%
El Paso Pipeline Partners, L.P.	31	1,338
Enbridge Inc.	24	1,136
Energy Transfer Equity, L.P.	7	436
Kinder Morgan Management, LLC (A)	9	798
Kinder Morgan, Inc.	20	773
MarkWest Energy Partners, L.P.	19	1,157
Regency Energy Partners LP	30	752
Targa Resources Corp.	16	1,060
Williams Companies, Inc. (The)	33	1,221

		8,671

TOTAL COMMON STOCKS – 97.9%		$75,991
(Cost: $64,022)

SHORT-TERM SECURITIES	Principal
Master Note – 4.4%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (B)	$3,416	3,416

TOTAL SHORT-TERM SECURITIES – 4.4%		$3,416
(Cost: $3,416)

TOTAL INVESTMENT SECURITIES – 102.3%		$79,407
(Cost: $67,438)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.3%)		(1,812)

NET ASSETS – 100.0%		$77,595

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$75,991	$—	$—
Short-Term Securities	—	3,416	—
Total	$75,991	$3,416	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$67,438
Gross unrealized appreciation	13,849
Gross unrealized depreciation	(1,880)
Net unrealized appreciation	$11,969

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 0.7%
Banco Latinoamericano de Comercio Exterior, S.A.	4	$87

Diversified Chemicals – 0.4%
Dow Chemical Company (The)	2	55

Electric Utilities – 1.1%
PPL Corporation	3	81
Transmissora Alianca de Energia Eletrica S.A. (A)(B)	5	53

		134

Integrated Oil & Gas – 0.2%
Royal Dutch Shell plc, Class A (B)	1	32

Oil & Gas Drilling – 0.4%
Seadrill Partners LLC	2	49

Pharmaceuticals – 1.2%
Bristol-Myers Squibb Company	2	63
GlaxoSmithKline plc (B)	4	104

		167

Semiconductors – 0.8%
Intel Corporation	4	98

Water Utilities – 0.2%
Aguas Andinas S.A. (B)	34	28

TOTAL COMMON STOCKS – 5.0%		$650
(Cost: $592)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (C)	$50	57
Embraer Overseas Limited,
6.375%, 1–24–17	100	113

		170

Agricultural Products – 1.6%
CCL Finance Limited,
9.500%, 8–15–14	100	109
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	100	102

		211

Airlines – 1.2%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (C)	53	49
TAM Capital 2 Inc.,
9.500%, 1–29–20	100	111

		160

Asset Management & Custody Banks – 1.6%
Bhira Investments Limited,
8.500%, 4–27–71	200	203

Broadcasting – 2.5%
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (D)	300	320

Coal & Consumable Fuels – 2.5%
Indo Integrated Energy II B.V.,
9.750%, 11–5–16	100	107
PT Adaro Indonesia:
7.625%, 10–22–19 (C)	100	109
7.625%, 10–22–19	100	108

		324

Construction Materials – 0.9%
Cemex SAB de CV,
9.000%, 1–11–18 (C)	100	111

Diversified Banks – 7.5%
Banco Bradesco S.A.,
4.125%, 5–16–16 (C)	200	210
Banco Cruzeiro do Sul S.A.,
7.000%, 7–8–13 (E)	115	28
Banco de Credito del Peru,
4.750%, 3–16–16 (C)	100	108
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (F)	CLP50,000	104
Bancolombia S.A.,
4.250%, 1–12–16	$100	105
Sberbank Rossii OAO,
6.480%, 5–15–13	100	101
State Bank of India,
4.500%, 10–23–14	100	104
VTB Capital S.A.,
6.000%, 4–12–17 (C)	200	213

		973

Diversified Metals & Mining – 0.5%
Glencore Funding LLC,
6.000%, 4–15–14 (C)	60	63

Electric Utilities – 3.9%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (C)	50	21
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (F)	COP25,000	16
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (C)	$50	24
Listrindo Capital B.V.,
6.950%, 2–21–19 (C)	200	220
Majapahit Holding B.V.,
7.750%, 10–17–16	100	116
Rural Electrification Corporation Limited,
4.250%, 1–25–16	100	104

		501

Food Distributors – 0.8%
Olam International Limited,
7.500%, 8–12–20	100	98

Homebuilding – 0.7%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	25	21
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4–19–16	100	64

		85

Household Appliances – 0.6%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	50	52
6.500%, 12–15–15 (C)	25	26

		78

Independent Power Producers & Energy Traders – 0.8%

China Resources Power Holdings Company Limited,
3.750%, 8–3–15	100	104

IT Consulting & Other Services – 0.2%
iGATE Corporation,
9.000%, 5–1–16	25	27

Machinery – 0.9%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20 (C)	100	110

Marine – 2.3%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16	90	91
SCF Capital Limited,
5.375%, 10–27–17	200	207

		298

Multi-Utilities – 0.5%
Black Hills Corporation,
9.000%, 5–15–14	65	70

Oil & Gas Drilling – 2.6%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (C)	61	64
Noble Group Limited,
4.875%, 8–5–15	100	105
QGOG Atlantic/Alaskan Rigs Ltd.,
5.250%, 7–30–18 (C)	165	169

		338

Oil & Gas Exploration & Production – 3.0%
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16	100	81
Novatek Finance Limited,
5.326%, 2–3–16 (C)	200	213
Pan American Energy LLC,
7.875%, 5–7–21	100	96

		390

Oil & Gas Storage & Transportation – 2.5%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (F)	COP180,000	115
TransCapital Limited,
5.670%, 3–5–14 (C)	$200	208

		323

Packaged Foods & Meats – 2.0%
BFF International Limited,
7.250%, 1–28–20	100	117
Bunge Limited Finance Corp.,
5.350%, 4–15–14	25	26
JBS Finance II Ltd.,
8.250%, 1–29–18 (C)	100	110

		253

Paper Products – 0.2%
Inversiones CMPC S.A.,
4.750%, 1–19–18 (C)	25	26

Restaurants – 1.0%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (F)	BRL250	128

Service – Other – 1.0%
Net Servicos de Comunicacao S.A.,
7.500%, 1–27–20	$120	134

Steel – 1.4%
ArcelorMittal,
5.375%, 6–1–13	75	75
Steel Capital S.A.,
6.700%, 10–25–17	100	109

		184

Telecommunications – 1.6%
TBG Global Pte. Ltd.,
4.625%, 4–3–18 (C)	200	201

Wireless Telecommunication Service – 2.0%
VimpleCom Holdings B.V.,
9.000%, 2–13–18 (C)(F)	RUB5,000	167
VIP Finance Ireland Limited,
8.375%, 4–30–13	$100	100

		267

TOTAL CORPORATE DEBT SECURITIES – 47.6%		$6,150
(Cost: $6,153)

OTHER GOVERNMENT SECURITIES
Argentina – 0.7%
City of Buenos Aires,
12.500%, 4–6–15 (C)	100	95

Supranational – 0.5%
Central American Bank for Economic Integration,
5.375%, 9–24–14	58	61

Venezuela – 1.3%
Corporacion Andina de Fomento,
3.750%, 1–15–16	155	164

TOTAL OTHER GOVERNMENT SECURITIES – 2.5%		$320
(Cost: $324)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 38.5%
United States Treasury Notes:
0.875%, 2–28–17	1,200	1,216
0.625%, 8–31–17	1,500	1,499
0.750%, 12–31–17	2,000	2,003
2.125%, 8–15–21	100	105
1.750%, 5–15–22	145	146

		4,969

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 38.5%		$4,969
(Cost: $4,957)

SHORT-TERM SECURITIES
Commercial Paper – 7.8%
Bemis Company, Inc.,
0.330%, 4–22–13 (G)	250	250
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.140%, 4–2–13 (G)	250	250
Campbell Soup Company,
0.210%, 5–23–13 (G)	250	250
Kroger Co. (The),
0.320%, 4–1–13 (G)	250	250

		1,000

Master Note – 1.6%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (H)	213	213

TOTAL SHORT-TERM SECURITIES – 9.4%		$1,213
(Cost: $1,213)

TOTAL INVESTMENT SECURITIES – 103.0%		$13,302
(Cost: $13,239)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.0%)		(392)

NET ASSETS – 100.0%		$12,910

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $2,574 or 19.9% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, COP - Columbian Peso and RUB - Russian Ruble).

(G)	Rate shown is the yield to maturity at March 31, 2013.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	62	9-12-13	$5	$—
Sell	British Pound	Barclays Capital, Inc.	21	9-12-13	—	—	*
					$5	$—	*

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$650	$—		$—
Corporate Debt Securities	—	6,086		64
Other Government Securities	—	320		—
United States Government Obligations	—	4,969		—
Short-Term Securities	—	1,213		—
Total	$650	$12,588		$64
Forward Foreign Currency Contracts	$—	$5		$—
Liabilities
Forward Foreign Currency Contracts	$—	$—	*	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$13,239
Gross unrealized appreciation	302
Gross unrealized depreciation	(239)
Net unrealized appreciation	$63

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 0.5%
Perseus Mining Limited (A)	34	$64
Perseus Mining Limited (A)	450	855

		919

Brazil – 0.0%
Suzano Bahia Sul Papel E Celulose S.A. (A)	18	70

Canada – 10.4%
Cameco Corporation	10	208
Detour Gold Corporation (A)	222	4,273
First Quantum Minerals Ltd.	375	7,131
Goldcorp Inc.	52	1,750
Potash Corporation of Saskatchewan Inc.	50	1,963
Southern Pacific Resource Corp. (A)	212	167
Suncor Energy Inc. (A)	56	1,678
Tahoe Resources Inc. (A)	45	792
Western Forest Products, Inc. (A)	32	45
Yamana Gold Inc.	70	1,078

		19,085

China – 1.7%
China Metal Recycling (Holdings) Limited (A)	1,900	1,615
GCL-Poly Energy Holdings Limited	7,250	1,476

		3,091

Cyprus – 3.1%
Ocean Rig UDW Inc. (A)	350	5,639

Italy – 0.3%
Eni S.p.A.	21	472

Luxembourg – 0.2%
Pacific Drilling S.A. (A)	34	341

Netherlands – 1.1%
LyondellBasell Industries N.V., Class A	33	2,089

Russia – 0.2%
OJSC Oil Company Rosneft, GDR	50	382

South Korea – 1.4%
LG Chem, Ltd.	11	2,501

Switzerland – 3.6%
Noble Corporation (A)	175	6,676

United Kingdom – 9.1%
BG Group plc	35	600
Ensco plc (A)	98	5,880
Randgold Resources Limited, ADR	55	4,729
Rio Tinto plc	120	5,625

		16,834

United States – 58.4%
Anadarko Petroleum Corporation	90	7,871
Atwood Oceanics, Inc. (A)	53	2,785
Axiall Corporation	15	932
Berry Plastics Group, Inc. (A)	105	2,001

Boise Inc.	125	1,083
Cabot Oil & Gas Corporation	70	4,733
Cameron International Corporation (A)	122	7,953
Celanese Corporation, Series A	87	3,832
Concho Resources Inc. (A)	29	2,825
Crown Holdings, Inc. (A)	35	1,456
Denbury Resources Inc. (A)	105	1,958
Domtar Corporation (A)	7	543
Eastman Chemical Company	16	1,118
Freeport-McMoRan Copper & Gold Inc., Class B	175	5,793
Gulfport Energy Corporation (A)	25	1,146
Halliburton Company	141	5,698
KBR, Inc.	122	3,914
Marathon Oil Corporation	143	4,822
Marathon Petroleum Corporation	18	1,613
Mosaic Company (A)	40	2,384
National Oilwell Varco, Inc.	42	2,972
Noble Energy, Inc.	18	2,082
Occidental Petroleum Corporation (B)	28	2,194
Oil States International, Inc. (A)	67	5,465
Petroleum Development Corporation (A)	18	892
Pioneer Natural Resources Company	50	6,213
Plains Exploration & Production Company (A)	35	1,661
QEP Resources, Inc.	14	446
Reliance Steel & Aluminum Co.	21	1,495
Schlumberger Limited	77	5,767
Superior Energy Services, Inc. (A)	35	909
Valero Energy Corporation	140	6,368
Whiting Petroleum Corporation (A)	97	4,931
Williams Companies, Inc. (The)	52	1,948

		107,803

TOTAL COMMON STOCKS – 90.0%		$165,902
(Cost: $163,722)

PREFERRED STOCKS
United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(C)	68	—	*

TOTAL PREFERRED STOCKS – 0.0%		$0
(Cost: $211)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Barrick Gold Corporation,
Call $26.00, Expires 7–22–13	1,100	424
Cameron International Corporation,
Call $45.00, Expires 5–20–13	550	1,117
CMX Gold Future,
Call $1400.00, Expires 5–28–13	12	237
Goldcorp Inc.,
Call $25.00, Expires 7–22–13	1,750	1,496
Occidental Petroleum Corporation,
Call $55.00, Expires 5–20–13	925	2,160
Potash Corporation of Saskatchewan Inc.,
Call CAD30.00, Expires 7–22–13, (D)	1,000	981
Schlumberger Limited,
Call $50.00, Expires 5–20–13	750	1,866

TOTAL PURCHASED OPTIONS – 4.5%		$8,281
(Cost: $8,517)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.4%
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.090%, 4–1–13 (E)	$2,179	2,179
Wal-Mart Stores, Inc., 0.080%, 4–8–13 (E)	4,000	4,000

		6,179

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.126%, 6-28-13 (F)	985	985

Municipal Obligations – Taxable – 2.0%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.140%, 4–1–13 (F)	3,625	3,625

TOTAL SHORT-TERM SECURITIES – 5.9%		$10,789
(Cost: $10,789)

TOTAL INVESTMENT SECURITIES – 100.4%		$184,972
(Cost: $183,239)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(713)

NET ASSETS – 100.0%		$184,259

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Restricted security. At March 31, 2013, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8-31-07	68	$211	$—

The total value of this security represented 0.0% of net assets at March 31, 2013.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar).

(E)	Rate shown is the yield to maturity at March 31, 2013.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Bank of New York Mellon (The)	114	4-26-13	$7	$—
Sell	British Pound	Canadian Imperial Bank of Commerce	2,141	4-26-13	172	—
Sell	British Pound	Royal Bank of Canada	600	5-17-13	27	—
Sell	British Pound	Royal Bank of Canada	693	5-17-13	—	19
Sell	British Pound	Toronto-Dominion Bank (The)	380	6-7-13	—	1
Sell	Canadian Dollar	State Street Global Markets	1,985	4-12-13	57	—
Sell	Canadian Dollar	Royal Bank of Canada	4,042	4-19-13	83	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	2,737	4-26-13	47	—
Sell	Canadian Dollar	State Street Global Markets	1,230	5-10-13	—	13

Sell	Canadian Dollar	Bank of New York Mellon (The)	2,165	5-17-13	28	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	2,062	6-7-13	—	24
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	2,130	6-14-13	—	21
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	1,426	6-21-13	—	10
Sell	Euro	Royal Bank of Canada	189	4-19-13	3	—
Sell	Euro	Canadian Imperial Bank of Commerce	167	4-26-13	5	—
Sell	South Korean Won	Canadian Imperial Bank of Commerce	491,200	4-26-13	10	—
Sell	South Korean Won	Bank of New York Mellon (The)	766,800	6-14-13	12	—
Sell	South Korean Won	Royal Bank of Canada	225,000	6-21-13	3	—
					$454	$88

The following futures contracts were outstanding at March 31, 2013 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	Short	6-20-13	28	$(4,018)	$21
S&P 500 E-mini	Short	6-21-13	290	(22,659)	(362)
				$(26,677)	$(341)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$105,294	$—	$—
Industrials	3,914	—	—
Information Technology	1,476	—	—
Materials	53,602	—	1,616
Total Common Stocks	$164,286	$—	$1,616

Preferred Stocks	—	—	—
Purchased Options	7,300	981	—
Short-Term Securities	—	10,789	—
Total	$171,586	$11,770	$1,616
Forward Foreign Currency Contracts	$—	$454	$—
Futures Contracts	$21	$—	$—
Liabilities
Forward Foreign Currency Contracts	$—	$88	$—
Futures Contracts	$362	$—	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$183,239
Gross unrealized appreciation	14,435
Gross unrealized depreciation	(12,702)
Net unrealized appreciation	$1,733

SCHEDULE OF INVESTMENTS Growth (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.7%
Boeing Company (The)	97	$8,319
Precision Castparts Corp.	109	20,631

		28,950

Apparel Retail – 0.6%
Limited Brands, Inc. (A)	155	6,918

Apparel, Accessories & Luxury Goods – 0.7%
Under Armour, Inc., Class A (A)	144	7,383

Application Software – 1.4%
Intuit Inc.	229	15,040

Asset Management & Custody Banks – 1.8%
T. Rowe Price Group, Inc.	254	19,017

Automotive Retail – 2.3%
AutoZone, Inc. (A)	49	19,323
O’Reilly Automotive, Inc. (A)	55	5,671

		24,994

Biotechnology – 7.5%
Amgen Inc.	189	19,333
Biogen Idec Inc. (A)	101	19,387
Gilead Sciences, Inc. (A)	828	40,504

		79,224

Brewers – 2.3%
Anheuser-Busch InBev S.A., ADR (A)	246	24,459

Broadcasting – 4.3%
CBS Corporation, Class B	839	39,168
Discovery Holding Company, Class A (A)	74	5,803

		44,971

Cable & Satellite – 0.4%
Time Warner Cable Inc.	48	4,630

Casinos & Gaming – 6.0%
Las Vegas Sands, Inc.	695	39,174
Wynn Resorts, Limited	187	23,367

		62,541

Communications Equipment – 2.2%
QUALCOMM Incorporated	354	23,711

Computer Hardware – 3.3%
Apple Inc.	80	35,543

Construction & Farm Machinery & Heavy Trucks – 0.7%
Caterpillar Inc.	83	7,192

Data Processing & Outsourced Services – 9.2%
MasterCard Incorporated, Class A	86	46,321
Visa Inc., Class A	297	50,494

		96,815

Distillers & Vintners – 0.8%
Beam Inc.	126	8,006

Diversified Chemicals – 1.2%
PPG Industries, Inc.	95	12,671

Fertilizers & Agricultural Chemicals – 4.0%
Monsanto Company	402	42,410

Footwear – 1.3%
NIKE, Inc., Class B	226	13,336

Health Care Facilities – 1.0%
HCA Holdings, Inc.	271	11,011

Home Improvement Retail – 3.0%
Home Depot, Inc. (The)	306	21,359
Lowe’s Companies, Inc.	287	10,872

		32,231

Hotels, Resorts & Cruise Lines – 1.2%
Starwood Hotels & Resorts Worldwide, Inc.	204	13,011

Industrial Conglomerates – 0.7%
Danaher Corporation	123	7,613

Industrial Machinery – 1.9%
Pall Corporation	137	9,387
Pentair, Inc. (A)	202	10,666

		20,053

Internet Retail – 2.2%
Amazon.com, Inc. (A)	89	23,798

Internet Software & Services – 3.5%
eBay Inc. (A)	193	10,470
Facebook, Inc., Class A (A)	182	4,661
Google Inc., Class A (A)	28	22,518

		37,649

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corporation, Class A (A)	238	18,218

Motorcycle Manufacturers – 1.2%
Harley-Davidson, Inc.	244	13,027

Oil & Gas Equipment & Services – 4.7%
Core Laboratories N.V.	40	5,475
National Oilwell Varco, Inc.	299	21,119
Schlumberger Limited	311	23,265

		49,859

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	225	14,381

Pharmaceuticals – 2.7%
Allergan, Inc.	121	13,552
Johnson & Johnson	174	14,170
Zoetis Inc.	43	1,423

		29,145

Railroads – 6.1%
Canadian Pacific Railway Limited	165	21,528
Kansas City Southern	174	19,319
Union Pacific Corporation	167	23,811

		64,658

Restaurants – 2.0%
Starbucks Corporation	369	21,024

Semiconductor Equipment – 0.4%
ASML Holding N.V., NY Registry Shares (A)	63	4,305

Semiconductors – 2.3%
Altera Corporation	384	13,625
Microchip Technology Incorporated	309	11,351

		24,976

Systems Software – 1.9%
Oracle Corporation	443	14,337
VMware, Inc., Class A (A)	70	5,537

		19,874

Tobacco – 3.2%
Philip Morris International Inc.	381	35,323

Wireless Telecommunication Service – 3.9%
American Tower Corporation, Class A (A)	235	18,053
Crown Castle International Corp. (A)	233	16,198
SBA Communications Corporation (A)	107	7,692

		41,943

TOTAL COMMON STOCKS – 97.7%		$1,039,910
(Cost: $831,959)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.1%
Bemis Company, Inc.,
0.300%, 5–3–13 (B)	$3,000	2,999
Corporacion Andina de Fomento,
0.170%, 4–25–13 (B)	5,000	4,999
Illinois Tool Works Inc.,
0.100%, 4–9–13 (B)	5,000	5,000
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.110%, 4–22–13 (B)	7,000	7,000
Wal-Mart Stores, Inc.,
0.080%, 4–8–13 (B)	3,000	3,000

		22,998

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (C)	533	533

TOTAL SHORT-TERM SECURITIES – 2.2%		$23,531
(Cost: $23,531)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,063,441
(Cost: $855,490)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,515

NET ASSETS – 100.0%		$1,064,956

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,039,910	$—	$—
Short-Term Securities	—	23,531	—
Total	$1,039,910	$23,531	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$855,490
Gross unrealized appreciation	210,795
Gross unrealized depreciation	(2,844)
Net unrealized appreciation	$207,951

SCHEDULE OF INVESTMENTS High Income (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.0%
Pinnacle Entertainment, Inc. (A)	6	$91

Food Retail – 0.1%
Roundy’s Supermarkets, Inc.	91	597

Gas Utilities – 0.0%
Suburban Propane Partners, L.P.	4	158

Oil & Gas Storage & Transportation – 0.2%
Inergy, L.P.	33	672

Railroads – 0.1%
Kansas City Southern	4	433

TOTAL COMMON STOCKS – 0.4%		$1,951
(Cost: $1,826)

PREFERRED STOCKS
Consumer Finance – 0.2%
Ally Financial Inc., Preferred 8.125%	22	598
Ally Financial Inc., Preferred 8.500%	18	472

		1,070

Steel – 0.1%
ArcelorMittal, Convertible Preferred	23	475

TOTAL PREFERRED STOCKS – 0.3%		$1,545
(Cost: $1,525)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (B)	1	138

TOTAL WARRANTS – 0.0%		$138
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
GenCorp Inc., 7.125%, 3–15–21 (C)	$558	589
Silver II Borrower SCA and Silver II US Holdings, 7.750%, 12–15–20 (C)	704	749

		1,338

Agricultural Products – 1.0%
American Seafoods Group LLC, 10.750%, 5–15–16 (C)	2,383	2,514
ASG Consolidated LLC, 15.000%, 5–15–17 (C)(D)	2,871	3,043

		5,557

Alternative Carriers – 1.8%
Level 3 Communications, Inc.:
11.875%, 2–1–19	4,715	5,529
8.875%, 6–1–19 (C)	513	560
Level 3 Communications, Inc. and Level 3 Financing, Inc., 7.000%, 6–1–20 (C)	1,354	1,418
Level 3 Financing, Inc.:
8.125%, 7–1–19	2,051	2,257
8.625%, 7–15–20	377	420

		10,184

Auto Parts & Equipment – 2.1%
Delphi Corporation, 5.000%, 2–15–23	567	600
Exide Technologies, 8.625%, 2–1–18	807	693
Icahn Enterprises L.P., 8.000%, 1–15–18	2,376	2,542
IDQ Acquisition Corp., 14.000%, 10–1–17 (C)(D)	1,799	1,853
IDQ Holdings, Inc., 11.500%, 4–1–17 (C)	3,346	3,681
Schaeffler Finance B.V., 8.500%, 2–15–19 (C)	1,709	1,944

		11,313

Automotive Manufacturers – 0.6%
Chrysler Group LLC and CG:
8.000%, 6–15–19	475	521
8.250%, 6–15–21	988	1,103
Jaguar Land Rover plc, 5.625%, 2–1–23 (C)	1,458	1,514

		3,138

Automotive Retail – 1.3%
Asbury Automotive Group, Inc., 8.375%, 11–15–20	5,142	5,759
Sonic Automotive, Inc., 7.000%, 7–15–22	985	1,087

		6,846

Biotechnology – 0.5%
VWR Funding, Inc., 7.250%, 9–15–17 (C)	2,648	2,804

Broadcasting – 1.1%
Cumulus Media Inc., 7.750%, 5–1–19	3,645	3,745
Harron Communications, L.P. and Harron Finance Corporation, 9.125%, 4–1–20 (C)	550	611
LIN Television Corporation, 6.375%, 1–15–21 (C)	1,353	1,441

		5,797

Building Products – 4.0%
HD Supply, Inc.:
11.000%, 4–15–20	1,699	2,060
7.500%, 7–15–20 (C)	1,923	2,024
11.500%, 7–15–20	4,116	4,877
10.500%, 1–15–21	5,270	5,482
Isabelle Acquisition Sub Inc., 10.000%, 11–15–18 (C)(D)	2,827	3,131
Ply Gem Industries, Inc., 8.250%, 2–15–18 (C)	2,042	2,162
Unifrax I LLC and Unifrax Holding Company, 7.500%, 2–15–19 (C)	2,102	2,165

		21,901

Cable & Satellite – 1.7%
Cablevision Systems Corporation, 5.875%, 9–15–22	2,593	2,564
Cequel Communications Holdings I, LLC and Cequel Capital Corporation, 6.375%, 9–15–20 (C)	234	243
LYNX I CORP., 5.375%, 4–15–21 (C)	488	508
LYNX II CORP., 6.375%, 4–15–23 (C)	146	153
Nara Cable Funding Limited, 8.875%, 12–1–18 (C)	321	336
Univision Communications Inc., 6.750%, 9–15–22 (C)	929	1,003

WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (C)	673	703
WideOpenWest Finance, LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19 (C)	1,930	2,147
13.375%, 10–15–19 (C)	1,375	1,554

		9,211

Casinos & Gaming – 0.5%
MCE Finance Limited, 5.000%, 2–15–21 (C)	1,399	1,412
MGM Mirage, 11.375%, 3–1–18	600	764
MGM Resorts International, 10.000%, 11–1–16	560	668

		2,844

Coal & Consumable Fuels – 0.4%
Arch Coal, Inc., 9.875%, 6–15–19 (C)	2,096	2,148

Commodity Chemicals – 0.7%
Orion Engineered Carbons Holdings GmbH, 9.250%, 8–1–19 (C)(D)	3,583	3,619

Construction & Engineering – 0.2%
J.M. Huber Corporation, 9.875%, 11–1–19 (C)	915	1,037
USG Corporation, 9.750%, 1–15–18	213	252

		1,289

Construction & Farm Machinery & Heavy Trucks – 0.2%
Titan International, Inc., 7.875%, 10–1–17 (C)	1,039	1,118

Construction Materials – 1.0%
Headwaters Incorporated, 7.625%, 4–1–19	1,048	1,121
Headwaters Incorporated, Convertible, 8.750%, 2–1–16	2,475	2,690
Hillman Group, Inc. (The), 10.875%, 6–1–18	1,407	1,548

		5,359

Consumer Finance – 3.2%
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (C)	4,023	4,335
Speedy Group Holdings Corp., 12.000%, 11–15–17 (C)	986	1,028
TMX Finance Holdings Inc., 11.000%, 10–15–15 (C)(D)	1,075	1,078
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15	590	646
TransUnion Holding Company, Inc., 8.125%, 6–15–18 (C)(D)	4,093	4,369
TransUnion LLC and TransUnion Financing Corporation, 9.625%, 6–15–18 (D)	5,680	6,177

		17,633

Containers – 0.4%
BOE Merger Corporation, 9.500%, 11–1–17 (C)(D)	1,609	1,732
Sealed Air Corporation, 5.250%, 4–1–23 (C)	588	590

		2,322

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (C)	6,900	7,160
6.375%, 4–1–20 (C)	4,983	5,369

		12,529

Diversified Banks – 0.7%
Bank of America Corporation:
8.000%, 12–29–49 (E)	2,950	3,322
8.125%, 12–29–49 (E)	426	480

		3,802

Diversified Chemicals – 0.2%
Kinove German Bondco GmbH, 10.000%, 6–15–18 (C)(F)	EUR598	858

Diversified Metals & Mining – 2.2%
American Gilsonite Holding Company, 11.500%, 9–1–17 (C)	$1,905	2,024
FMG Resources Pty Ltd.:
6.375%, 2–1–16 (C)	2,800	2,888
6.000%, 4–1–17 (C)	653	671
6.875%, 2–1–18 (C)	300	315
8.250%, 11–1–19 (C)	1,169	1,261
6.875%, 4–1–22 (C)	2,739	2,869
Inmet Mining Corporation, 7.500%, 6–1–21 (C)	746	806
Walter Energy Inc., 9.875%, 12–15–20 (C)	1,163	1,262

		12,096

Diversified Support Services – 0.4%
Nexeo Solutions, LLC, 8.375%, 3–1–18	2,146	2,092

Diversified Telecom – 0.4%
Consolidated Communications Finance Co., 10.875%, 6–1–20 (C)	1,710	1,949

Education Services – 2.4%
Laureate Education, Inc.:
12.750%, 8–15–17 (C)	3,040	3,234
9.250%, 9–1–19 (C)	9,103	10,116

		13,350

Electric Utilities – 0.4%
Alliant Holdings, 7.875%, 12–15–20 (C)	2,202	2,263

Electronic Components – 0.4%
WireCo WorldGroup Inc., 9.500%, 5–15–17	2,090	2,184

Electronic Manufacturing Services – 0.7%
Jabil Circuit, Inc., 4.700%, 9–15–22	451	449
KEMET Corporation, 10.500%, 5–1–18	3,015	3,143

		3,592

Energy – 0.1%
Walter Energy, Inc., 8.500%, 4–15–21 (C)	501	514

Environmental & Facilities Services – 0.2%
Heckmann Corporation, 9.875%, 4–15–18 (C)	790	838

Food Distributors – 3.6%
Hawk Acquisition Sub, Inc., 4.250%, 10–15–20 (C)	1,003	1,004
Michael Foods Holding, Inc., 8.500%, 7–15–18 (C)(D)	6,292	6,496
U.S. Foodservice, Inc., 8.500%, 6–30–19 (C)	8,086	8,582
Viskase Companies, Inc., 9.875%, 1–15–18 (C)	3,325	3,525

		19,607

General Merchandise Stores – 0.2%
Pantry, Inc., (The), 8.375%, 8–1–20 (C)	1,100	1,180

Health Care Equipment – 0.5%
DJO Finance LLC and DJO Finance Corporation, 9.750%, 10–15–17	420	438
Immucor, Inc., 11.125%, 8–15–19	2,147	2,447

		2,885

Health Care Facilities – 3.2%
Acadia Healthcare Company, Inc.:
12.875%, 11–1–18	1,026	1,257
6.125%, 3–15–21 (C)	1,367	1,411
Alere Inc., 7.250%, 7–1–18 (C)	1,820	1,934
Chiron Merger Sub, Inc., 12.500%, 11–1–19	811	799
INC Research, LLC, 11.500%, 7–15–19 (C)	375	402
Kindred Healthcare, Inc., 8.250%, 6–1–19	756	750
Physio-Control International, Inc., 9.875%, 1–15–19 (C)	1,080	1,218
Tenet Healthcare Corporation:
6.750%, 2–1–20	1,408	1,514
6.875%, 11–15–31	3,993	3,654
Truven Health Analytics, 10.625%, 6–1–20 (C)	4,000	4,560

		17,499

Health Care Services – 0.7%
MedImpact Holdings, Inc., 10.500%, 2–1–18 (C)	2,770	3,088
WP Rocket Merger Sub, Inc., 10.125%, 7–15–19 (C)	830	845

		3,933

Health Care Technology – 0.6%
MedAssets, Inc., 8.000%, 11–15–18	2,998	3,275

Home Furnishings – 0.8%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (C)	4,026	4,192

Independent Power Producers & Energy Traders – 0.3%
NRG Energy, Inc., 7.875%, 5–15–21	1,600	1,780

Industrial – Other – 0.3%
Dynacast International LLC and Dynacast Finance Inc., 9.250%, 7–15–19	542	593
MasTec, Inc., 4.875%, 3–15–23	837	829

		1,422

Industrial Machinery – 0.1%
Dematic S.A. and DH Services Luxembourg S.a.r.l., 7.750%, 12–15–20 (C)	469	488

Integrated Telecommunication Services – 0.2%
CenturyLink, Inc., 5.625%, 4–1–20	920	941

Investment Banking & Brokerage – 1.4%
E*TRADE Financial Corporation:
6.750%, 6–1–16	780	840
6.000%, 11–15–17	2,500	2,616
6.375%, 11–15–19	2,500	2,644
GFI Group Inc., 9.625%, 7–19–18	1,735	1,635

		7,735

IT Consulting & Other Services – 0.7%
iGATE Corporation, 9.000%, 5–1–16	2,411	2,625
SRA International, Inc. and Sterling Merger, Inc., 11.000%, 10–1–19	1,089	1,143

		3,768

Leisure Facilities – 1.5%
Palace Entertainment Holdings, LLC, 8.875%, 4–15–17 (C)	3,242	3,437
Regal Entertainment Group, 5.750%, 2–1–25	3,505	3,443
Viking Cruises, Ltd., 8.500%, 10–15–22 (C)	1,110	1,221

		8,101

Lodging – 0.3%
Ryman Hospitality Properties, Inc., 5.000%, 4–15–21 (C)	1,898	1,912

Marine – 1.0%
TRAC Intermodal LLC and TRAC Intermodal Corp., 11.000%, 8–15–19 (C)	5,365	5,727

Metal & Glass Containers – 3.0%
Ardagh Packaging Finance plc and Ardagh Holdings USA Inc. (GTD by Ardagh Packaging Holdings Limited):
7.000%, 11–15–20 (C)	702	721
4.875%, 11–15–22 (C)	328	324
Consolidated Container Company LLC and Consolidated Container Capital, Inc., 10.125%, 7–15–20 (C)	6,579	7,204
Plastipak Holdings, Inc., 10.625%, 8–15–19 (C)	7,215	8,260

		16,509

Movies & Entertainment – 0.6%
AMC Entertainment Holdings, Inc., 9.750%, 12–1–20	990	1,142
Carmike Cinemas, Inc., 7.375%, 5–15–19	1,813	1,990

		3,132

Oil & Gas Drilling – 0.3%
RDS Ultra–Deepwater Ltd, 11.875%, 3–15–17 (C)	1,560	1,736

Oil & Gas Equipment & Services – 0.3%
Global Geophysical Services, Inc.:
10.500%, 5–1–17	2,135	1,835

Oil & Gas Exploration & Production – 1.1%
Armstrong Energy, Inc., 11.750%, 12–15–19 (C)	3,647	3,538
Chesapeake Energy Corporation, 5.750%, 3–15–23	1,506	1,527
Sabine Pass Liquefaction, LLC, 5.625%, 2–1–21 (C)	704	730

		5,795

Oil & Gas Refining & Marketing – 3.2%
Energy Partners Ltd., 8.250%, 2–15–18	3,016	3,205
EP Energy, 9.375%, 5–1–20	986	1,139
EP Energy LLC and Everest Acquisition Finance Inc., 7.750%, 9–1–22	336	371
Everest Acquisition, LLC and Everest Acquisition Finance, Inc., 6.875%, 5–1–19	370	405
Offshore Group Investment Limited:
7.500%, 11–1–19 (C)	2,850	3,021
7.125%, 4–1–23 (C)	1,858	1,900
PetroBakken Energy Ltd., 8.625%, 2–1–20 (C)	265	270
Samson Investment Company, 9.750%, 2–15–20 (C)	3,481	3,698
Shelf Drilling Holdings, Ltd., 8.625%, 11–1–18 (C)	2,827	2,997

		17,006

Oil Services – 0.3%
EPL Oil & Gas, Inc., 8.250%, 2–15–18 (C)	1,106	1,173
Sidewinder Drilling Inc, 9.750%, 11–15–19 (C)	667	670

		1,843

Packaged Foods & Meats – 0.9%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (C)	2,212	2,433
9.625%, 3–15–18 (C)(D)	2,175	2,262

		4,695

Paper Packaging – 0.7%
AOT Bedding Super Holdings, 8.125%, 10–1–20 (C)	552	573
Reynolds Group Holdings Limited:
9.000%, 4–15–19	2,880	3,046
8.250%, 2–15–21	280	288

		3,907

Pharmaceuticals – 0.9%
Jaguar Holding Co I, 9.375%, 10–15–17 (C)(D)	4,410	4,735

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp, 11.500%, 12–15–19 (C)	1,792	2,003

Real Estate Investment Trust – 0.2%
CBRE Services, Inc., 5.000%, 3–15–23	1,053	1,065

Restaurants – 4.7%
Alphabet Holding Company, Inc., 7.750%, 11–1–17 (C)(D)	882	919
Carrols Restaurant Group, Inc., 11.250%, 5–15–18	3,537	3,984
CKE Holdings, Inc., 10.500%, 3–14–16 (C)(D)	11,628	12,296
Dave & Buster’s, Inc., 0.000%, 2–15–16 (C)(G)	5,280	4,059
NPC International, Inc., 10.500%, 1–15–20	2,438	2,840
Ruby Tuesday, Inc., 7.625%, 5–15–20 (C)	1,198	1,189
Shearer’s Foods LLC, and Chip Finance Corporation, 9.000%, 11–1–19	846	926

		26,213

Retail Stores – 3.2%
Coinstar, Inc., 6.000%, 3–15–19 (C)	2,735	2,797
Fifth & Pacific Companies, Inc., 10.500%, 4–15–19	1,227	1,382
Jo-Ann Stores Holdings, Inc., 9.750%, 10–15–19 (C)(D)	4,984	5,233
PETCO Holdings Inc, 8.500%, 10–15–17 (C)(D)	5,436	5,606
Radio Systems Corp, 8.375%, 11–1–19 (C)	443	468
Toys “R” Us, Inc., 10.375%, 8–15–17	1,966	1,993

		17,479

Retail Stores – Other – 1.0%
Bon-Ton Stores, Inc. (The), 10.625%, 7–15–17	5,573	5,580

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible, 3.250%, 4–1–16	170	179

Semiconductors – 0.3%
Freescale Semiconductor, Inc., 8.050%, 2–1–20	1,302	1,377

Service – Other – 1.7%
B-Corp Merger Sub, Inc., 8.250%, 6–1–19	3,189	3,285
Emdeon, Inc., 11.000%, 12–31–19	2,204	2,540
Flextronics International Ltd.:
4.625%, 2–15–20 (C)	749	756
5.000%, 2–15–23 (C)	1,248	1,245
ServiceMaster Company (The),
8.000%, 2–15–20	1,124	1,205

		9,031

Specialized Consumer Services – 0.9%
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)	2,243	2,338

7.500%, 6–15–19 (C)(F)	EUR	1,787	2,417

			4,755

Specialized Finance – 1.2%
CNG Holdings, Inc., 9.375%, 5–15–20 (C)		$675	662
International Lease Finance Corporation:
3.875%, 4–15–18		286	286
5.875%, 4–1–19		815	881
4.625%, 4–15–21		286	285
5.875%, 8–15–22		1,234	1,331
WM Finance Corp., 11.500%, 10–1–18		959	1,126
WM Holdings Finance Corp., 13.750%, 10–1–19		1,495	1,760

			6,331

Specialized REITs – 0.8%
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19		4,326	4,326

Specialty Chemicals – 0.8%
Taminco Acquisition Corporation, 9.125%, 12–15–17 (C)(D)		4,490	4,535

Specialty Stores – 0.6%
New Academy Finance Co LLC, 8.000%, 6–15–18 (C)(D)		3,274	3,389

Steel – 0.1%
Severstal Columbus LLC, 10.250%, 2–15–18		720	779

Technology – 0.7%
Atlantis Merger Sub, Inc. and SoftBrands, Inc., 11.500%, 7–15–18		2,296	2,697
J2 Global, Inc., 8.000%, 8–1–20		1,502	1,600

			4,297

Technology Distributors – 0.7%
Sophia, L.P. and Sophia Finance, Inc., 9.750%, 1–15–19 (C)		3,215	3,585

Textiles / Apparel / Shoe Mfg. – 0.4%
Liz Claiborne, Inc., 10.500%, 4–15–19		1,813	2,042

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates, L.P. and PFG Finance Corp., 10.125%, 2–15–19 (C)		1,745	1,902

Tobacco – 0.3%
Sun Products Corporation, 7.750%, 3–15–21 (C)		1,853	1,867

Wireless – 0.1%
DigitalGlobe, Inc., 5.250%, 2–1–21 (C)		468	465

Wireless Telecommunication Service – 0.4%
Digicel Group Limited:
10.500%, 4–15–18 (C)		928	1,033
8.250%, 9–30–20 (C)		357	378
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (C)		685	726

			2,137

TOTAL CORPORATE DEBT SECURITIES – 76.7%			$419,463
(Cost: $397,833)

SENIOR LOANS
Application Software – 2.4%
EZE Software Group LLC, 0.000%, 3–14–21 (E)		916	932
Misys plc and Magic Newco, LLC:
0.000%, 6–12–19 (E)		101	113
12.000%, 6–12–19 (E)		10,820	12,155

			13,200

Broadcasting – 0.2%
Granite Broadcasting Corporation, 9.500%, 5–23–19 (E)		1,181	1,178

Building Products – 0.9%
HD Supply, Inc., 4.500%, 10–12–17 (E)		4,677	4,719

Cable & Satellite – 0.6%
WideOpenWest Finance, LLC, 6.250%, 7–17–18 (E)		3,228	3,260

Casinos & Gaming – 0.5%
Cannery Casino Resorts LLC, 6.000%, 10–5–18 (E)		626	636
Centaur Acquisition, LLC:
5.250%, 1–31–19 (E)		792	803
8.750%, 1–31–20 (E)		370	376
Harrah’s Las Vegas Propco, LLC, 0.000%, 2–13–15 (E)		1,078	1,015

			2,830

Chemicals – 0.5%
Al Chem & Cy S.C.A.:
0.000%, 9–12–19 (E)(F)	EUR	537	692
0.000%, 9–12–19 (E)		$597	604
0.000%, 3–12–20 (E)		1,231	1,257

			2,553

Diversified Metals & Mining – 0.2%
FMG Resources Pty Ltd., 5.250%, 10–12–17 (E)		881	891

Diversified Real Estate Activities – 2.3%
HLT Property Acquisition, LLC:
0.000%, 11–12–15 (E)		3,170	3,091
4.204%, 11–12–15 (E)		9,981	9,732

			12,823

Diversified Support Services – 1.1%
Advantage Sales & Marketing, Inc.:
8.250%, 6–18–18 (E)		4,443	4,500
13.000%, 12–30–18 (E)		1,100	1,111
Applied Systems, Inc., 9.500%, 6–8–17 (E)		215	216

			5,827

Electric Utilities – 0.1%
Alliant Holdings I, Inc., 5.000%, 11–26–19 (E)		547	553

Environmental & Facilities Services – 0.2%
K2 Pure Solutions Nocal, L.P., 10.000%, 9–10–15 (E)		1,363	1,356

Food Distributors – 0.4%
U.S. Foodservice, Inc.: 5.750%, 6–6–17 (E)		2,025	2,049

Food Retail – 1.0%
Focus Brands, Inc.:
6.250%, 2–22–18 (E)		902	911
7.250%, 2–22–18 (E)		14	15
10.250%, 8–21–18 (E)		2,837	2,900
Roundy’s Supermarkets, Inc., 0.000%, 1–24–19 (E)		2,000	1,991

			5,817

Health Care Facilities – 0.3%
National Surgical Hospitals, Inc., 8.250%, 2–3–17 (E)		1,764	1,751

Health Care Supplies – 0.4%
Sage Products Holdings III, LLC, 9.250%, 6–13–20 (E)		1,952	2,006

Home Furnishings – 0.3%
Spring Windows Fashions, LLC, 11.250%, 5–31–18 (E)		1,800	1,812

Hypermarkets & Super Centers – 0.3%
BJ’s Wholesale Club, Inc., 9.750%, 3–6–20 (E)	1,337	1,381

Independent Power Producers & Energy Traders – 0.4%
Texas Competitive Electric Holdings Company, LLC:
4.702%, 10–10–17 (E)	2,177	1,542
4.792%, 10–10–17 (E)	1,114	789

		2,331

Internet Software & Services – 0.3%
W3 Co.:
5.750%, 2–21–20 (E)	713	718
0.000%, 8–21–20 (E)	300	305
9.250%, 8–21–20 (E)	593	601

		1,624

Leisure Facilities – 0.1%
Northfield Park Associates LLC, 9.000%, 11–9–18 (E)	457	473

Metal & Glass Containers – 0.3%
Evergreen Tank Solution, Inc., 9.500%, 9–11–18 (E)	1,772	1,766

Movies & Entertainment – 1.7%
Formula One Holdings Ltd. and Alpha Topco Limited:
6.000%, 4–27–19 (E)	2,930	2,974
9.250%, 10–16–19 (E)	5,642	5,972

		8,946

Oil & Gas Exploration & Production – 1.6%
Chesapeake Energy Corporation, 5.750%, 12–2–17 (E)	8,000	8,239
Sabine Oil & Gas LLC: 8.750%, 12–31–18 (E)	843	862

		9,101

Oil & Gas Refining & Marketing – 0.4%
Offshore Group Investment Limited, 0.000%, 3–28–19 (E)	832	835
Samson Investment Company, 6.000%, 9–25–18 (E)	1,116	1,129

		1,964

Paper Packaging – 0.3%
FPC Holdings, Inc., 9.250%, 5–16–20 (E)	1,740	1,740

Paper Products – 0.5%
NewPage Corporation, 8.750%, 11–16–18 (E)	2,993	3,063

Research & Consulting Services – 0.6%
AlixPartners, LLP, 10.750%, 6–29–19 (E)	2,978	3,052

Specialized Finance – 0.3%
Orchard Acquisition Company, LLC, 9.000%, 2–4–19 (E)	1,503	1,485

TOTAL SENIOR LOANS – 18.2%		$99,551
(Cost: $97,262)

SHORT-TERM SECURITIES
Commercial Paper – 5.4%
Clorox Company (The):
0.290%, 5–6–13 (H)	5,000	4,999
0.350%, 5–8–13 (H)	2,075	2,074
Diageo Capital plc (GTD by Diageo plc),
0.250%, 4–3–13 (H)	6,000	6,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.310%, 4–9–13 (H)	5,000	5,000
Sonoco Products Co., 0.300%, 4–1–13 (H)	4,427	4,427

Virginia Electric and Power Company, 0.330%, 5–7–13 (H)	7,000	6,997

		29,497

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (I)	25	25

TOTAL SHORT-TERM SECURITIES – 5.4%		$29,522
(Cost: $29,522)

TOTAL INVESTMENT SECURITIES – 101.0%		$552,170
(Cost: $528,040)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(5,641)

NET ASSETS – 100.0%		$546,529

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $263,048 or 48.1% of net assets.

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at March 31, 2013.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	2,600	4-22-13	$43	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,951	$—	$—
Preferred Stocks	1,070	475	—
Warrants	—	138	—
Corporate Debt Securities	—	413,833	5,630
Senior Loans	—	82,449	17,102
Short-Term Securities	—	29,522	—
Total	$3,021	$526,417	$22,732
Forward Foreign Currency Contracts	$—	$43	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 1-1-13	$36	$—	$19,751
Net realized gain (loss)	—	—	7
Net unrealized appreciation (depreciation)	—	110	255
Purchases	—	—	1,580
Sales	—	—	(717)
Transfers into Level 3 during the period	—	5,520	4,908
Transfers out of Level 3 during the period	(36)	—	(8,682)
Ending Balance 3-31-13	$—	$5,630	$17,102
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-13	$—	$110	$358

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no transfers between Levels 1 and 2 during the period ended March 31, 2013.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-13	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$5,630	Third-party valuation service	Vendor/Broker quotes
Senior Loans	$17,102	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$528,040
Gross unrealized appreciation	26,151
Gross unrealized depreciation	(2,021)
Net unrealized appreciation	$24,130

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.6%
Amcor Limited	440	$4,256
Incitec Pivot Limited	2,413	7,763
Telstra Corporation Limited (A)	2,041	9,585
Toll Holdings Limited	1,334	8,238

		29,842

Belgium – 1.6%
Anheuser-Busch InBev S.A., ADR (A)	103	10,216

China – 2.3%
Baidu.com, Inc., ADR (A)	79	6,911
China Unicom Limited	5,730	7,677

		14,588

Denmark – 0.8%
TDC A/S (A)(B)	674	5,179

France – 8.0%
Cap Gemini S.A.	190	8,645
Danone	135	9,374
European Aeronautic Defence and Space Company	39	1,999
European Aeronautic Defence and Space Company (A)(B)	106	5,409
Sanofi-Aventis	111	11,255
Total S.A.	312	14,960

		51,642

Germany – 7.4%
Bayer AG	137	14,081
DaimlerChrysler AG, Registered Shares	163	8,886
Deutsche Boerse AG	88	5,304
Dialog Semiconductor plc (A)	375	4,980
Fresenius SE & Co. KGaA (A)	13	1,577
Fresenius SE & Co. KGaA (A)(B)	43	5,360
Siemens AG	68	7,281

		47,469

Hong Kong – 3.1%
Cheung Kong (Holdings) Limited	930	13,730
Sun Hung Kai Properties Limited	454	6,124

		19,854

Israel – 2.3%
Teva Pharmaceutical Industries Limited, ADR	367	14,567

Japan – 18.6%
Aozora Bank, Ltd. (B)	522	1,469
Asahi Breweries, Ltd.	295	7,043
Bridgestone Corporation	218	7,295
Canon Inc.	242	8,884
Chiyoda Corporation	126	1,405
Daito Trust Construction Co., Ltd	54	4,658
Fuji Media Holdings, Inc.	4	7,376
Inpex Corp	2	9,578
JGC Corporation	269	6,876
Mitsui & Co., Ltd.	486	6,799
Mitsui Trust Holdings, Inc.	2,404	11,365
Nissin Kogyo Co., Ltd.	686	11,389
Sega Sammy Holdings Inc.	398	7,974
Softbank Corp.	248	11,399
Sumitomo Corporation	694	8,725
Yahoo Japan Corporation	17	7,732

		119,967

Netherlands – 5.3%
Fugro N.V.	182	10,087
ING Groep N.V., Certicaaten Van Aandelen (A)	1,160	8,235
Koninklijke Ahold N.V.	1,048	16,053

		34,375

Singapore – 2.9%
Singapore Telecommunications Limited	3,175	9,190
United Overseas Bank Limited	592	9,727

		18,917

South Korea – 2.5%
Hyundai Mobis	33	9,131
Samsung Electronics Co., Ltd.	5	6,799

		15,930

Spain – 1.1%
Amadeus IT Holding, S.A. (A)	274	7,394

Sweden – 4.0%
Investor AB, B Shares	393	11,344
Securitas AB, Class B	784	7,380
TeliaSonera AB	1,003	7,161

		25,885

Switzerland – 4.4%
Nestle S.A., Registered Shares	132	9,555
Novartis AG, Registered Shares	137	9,706
Swiss Re Ltd	109	8,866

		28,127

United Kingdom – 24.2%
AMEC plc	464	7,445
BG Group plc	398	6,823
GlaxoSmithKline plc	706	16,508
Imperial Tobacco Group plc	336	11,738
Invensys plc, ADR	1,449	7,722
Kingfisher plc	1,218	5,327
Prudential plc	764	12,369
Reckitt Benckiser Group plc	125	8,935
Rio Tinto plc	274	12,865
Royal Dutch Shell plc, Class A	482	15,577
Shire plc	257	7,814
Standard Chartered plc (A)	360	9,326
Unilever plc	406	17,169
Vodafone Group plc	2,811	7,969
WPP Group plc (A)	550	8,772

		156,359

United States – 3.2%
Cognizant Technology Solutions Corporation, Class A (A)	115	8,776
Yahoo! Inc. (A)	518	12,182

		20,958

TOTAL COMMON STOCKS – 96.3%		$621,269
(Cost: $576,767)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.6%
Bank of Nova Scotia,
0.080%, 4–1–13 (C)	$5,766	5,765
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia),
0.180%, 4–15–13 (C)	3,500	3,500
Roche Holdings, Inc.,
0.100%, 5–13–13 (C)	5,000	4,999

Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank),
0.160%, 4–26–13 (C)	3,000	3,000
Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank),
0.180%, 5–8–13 (C)	2,000	2,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.120%, 4–12–13 (C)	4,000	4,000

		23,264

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (D)	1,406	1,406

TOTAL SHORT-TERM SECURITIES – 3.8%		$24,670
(Cost: $24,670)

TOTAL INVESTMENT SECURITIES – 100.1%		$645,939
(Cost: $601,437)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(854)

NET ASSETS – 100.0%		$645,085

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $17,417 or 2.7% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$66,150	$—	$—
Consumer Staples	90,084	—	—
Energy	64,470	—	—
Financials	102,517	—	—

Health Care	80,868	—	—
Industrials	61,834	—	—
Information Technology	72,303	—	—
Materials	24,884	—	—
Telecommunication Services	58,159	—	—
Total Common Stocks	$621,269	$—	$—
Short-Term Securities	—	24,670	—
Total	$621,269	$24,670	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$601,437
Gross unrealized appreciation	68,441
Gross unrealized depreciation	(23,939)
Net unrealized appreciation	$44,502

SCHEDULE OF INVESTMENTS International Growth (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.7%
Coca–Cola Amatil Limited	409	$6,202
David Jones Limited	1,867	5,812
Telstra Corporation Limited (A)	2,362	11,090

		23,104

Canada – 0.9%
Agrium Inc.	48	4,642

China – 2.2%
Baidu.com, Inc., ADR (A)	49	4,340
Ping An Insurance (Group) Company of China, Ltd., A Shares	528	3,487
Tingyi Holding Corp.	1,086	2,833

		10,660

France – 13.3%
Alstom	123	5,004
Cap Gemini S.A.	157	7,142
Compagnie Generale des Etablissements Michelin, Class B	75	6,273
European Aeronautic Defence and Space Company	68	3,459
LVMH Moet Hennessy-Louis Vuitton	41	7,099
Pinault-Printemps-Redoute S.A.	26	5,638
Safran	250	11,155
Sanofi–Aventis	93	9,437
Vinci	236	10,617

		65,824

Germany – 11.8%
adidas AG	54	5,553
Bayer AG	111	11,449
DaimlerChrysler AG, Registered Shares	164	8,935
Deutsche Lufthansa AG	310	6,063
Fresenius SE & Co. KGaA (A)	83	10,201
Linde AG	27	5,035
MTU Aero Engines Holding AG	91	8,584
SAP AG	34	2,710

		58,530

Hong Kong – 3.3%
Galaxy Entertainment Group Limited, ADR (A)	2,217	9,254
Yue Yuen Industrial (Holdings) Limited	2,187	7,126

		16,380

India – 4.0%
Housing Development Finance Corporation Limited (A)	185	2,805
Housing Development Finance Corporation Limited (A)(B)	322	4,894
NMDC Limited (A)	227	572
NMDC Limited (A)(B)	1,689	4,262
State Bank of India	195	7,449

		19,982

Ireland – 1.3%
Smurfit Kappa Group plc	398	6,533

Israel – 2.1%
Teva Pharmaceutical Industries Limited, ADR	257	10,208

Italy – 0.9%
Eni S.p.A.	205	4,602

Japan – 13.1%
Bridgestone Corporation	284	9,487
Canon Inc.	113	4,141
JGC Corporation	174	4,447
KONAMI Corporation	153	3,056
Mitsubishi Corporation	358	6,697
Mitsubishi Electric Corporation	504	4,074
Mitsui & Co., Ltd.	241	3,378
Mitsui Trust Holdings, Inc.	428	2,023
Mizuho Financial Group, Inc.	2,750	5,871
Nexon Co., Ltd. (A)	98	952
Nexon Co., Ltd. (A)(B)	142	1,379
Nissin Kogyo Co., Ltd.	378	6,273
ORIX Corporation	652	8,284
Sumitomo Corporation	371	4,661

		64,723

Luxembourg – 1.4%
Acergy S.A.	102	2,384
Tenaris S.A.	235	4,771

		7,155

Netherlands – 1.2%
ASML Holding N.V., Ordinary Shares (A)	87	5,827

Norway – 2.7%
Seadrill Limited (A)	193	6,991
Yara International ASA	143	6,484

		13,475

South Korea – 1.4%
Samsung Electronics Co., Ltd.	5	7,044

Sweden – 2.9%
AB Volvo, Class B (A)	519	7,543
Telefonaktiebolaget LM Ericsson, B Shares	530	6,606

		14,149

Switzerland – 4.0%
Credit Suisse Group AG, Registered Shares	220	5,762
Novartis AG, Registered Shares	117	8,295
Swatch Group Ltd (The), Bearer Shares	10	5,699

		19,756

Taiwan – 1.0%
MediaTek Incorporation	437	4,969

United Kingdom – 12.4%
ARM Holdings plc, ADR	126	5,325
BHP Billiton plc	171	4,977
British American Tobacco plc	108	5,808
Capita Group plc (The)	220	3,007
Diageo plc	395	12,458
Experian plc	459	7,954
GlaxoSmithKline plc	411	9,603
Pearson plc	245	4,409
Prudential plc	493	7,971

		61,512

United States – 7.8%
Apple Inc.	9	3,948
Cognizant Technology Solutions Corporation, Class A (A)	114	8,743
InBev NV	125	12,350
QUALCOMM Incorporated	114	7,648
Schlumberger Limited	77	5,774

		38,463

TOTAL COMMON STOCKS – 92.4%		$457,538
(Cost: $417,802)

PREFERRED STOCKS
Germany – 1.4%
Volkswagen AG, 2.260% (A)	34	6,761

TOTAL PREFERRED STOCKS – 1.4%		$6,761
(Cost: $6,796)
SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.8%
International Business Machines Corporation,
0.060%, 4–3–13 (C)	$10,000	10,000
Wal-Mart Stores, Inc.,
0.080%, 4–8–13 (C)	4,000	4,000

		14,000

Master Note – 0.7%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (D)	3,702	3,702

Municipal Obligations-Taxable – 0.9%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.140%, 4–1–13 (D)	2,221	2,221
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.),
0.130%, 4–7–13 (D)	2,525	2,525

		4,746

United States Government Agency Obligations – 1.1%
Overseas Private Investment Corporation (GTD by United States Government),
0.150%, 4–3–13 (D)	4,774	4,774

TOTAL SHORT-TERM SECURITIES – 5.5%		$27,222
(Cost: $27,222)

TOTAL INVESTMENT SECURITIES – 99.3%		$491,521
(Cost: $451,820)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		3,623

NET ASSETS – 100.0%		$495,144

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $10,535 or 2.1% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Goldman Sachs International	2,328,400	4-22-13	$—	$224

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$81,557	$—	$—
Consumer Staples	39,651	—	—
Energy	24,522	—	—
Financials	48,546	—	—
Health Care	59,192	—	—
Industrials	86,645	—	—
Information Technology	73,831	—	—
Materials	32,505	—	—
Telecommunication Services	11,089	—	—
Total Common Stocks	$457,538	$—	$—
Preferred Stocks	6,761	—	—
Short-Term Securities	—	27,222	—
Total	$464,299	$27,222	$—
Liabilities
Forward Foreign Currency Contracts	$—	$224	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$451,820
Gross unrealized appreciation	56,849
Gross unrealized depreciation	(17,148)
Net unrealized appreciation	$39,701

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	MARCH 31, 2013 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.8%
Bombardier Inc., 7.500%, 3–15–18 (A)	$2,000	$2,283

Apparel Retail – 1.9%
Limited Brands, Inc., 8.500%, 6–15–19	2,000	2,455

Apparel, Accessories & Luxury Goods – 0.8%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (A)	1,000	1,012

Automobile Manufacturers – 1.6%
Nissan Motor Acceptance Corporation, 1.950%, 9–12–17 (A)	1,000	1,015
Volkswagen International Finance N.V., 2.375%, 3–22–17 (A)	1,000	1,037

		2,052

Banking – 0.8%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	1,000	1,024

Brewers – 3.5%
Anheuser-Busch InBev SA/NV, 1.250%, 1–17–18	2,000	1,998
Heineken N.V., 1.400%, 10–1–17 (A)	2,000	1,992
SABMiller Holdings Inc., 1.850%, 1–15–15 (A)	500	508

		4,498

Cable & Satellite – 2.4%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 10–1–19	1,000	1,185
Time Warner Cable Inc., 6.750%, 7–1–18	1,562	1,922

		3,107

Coal & Consumable Fuels – 0.9%
Joy Global Inc., 6.000%, 11–15–16	1,000	1,152

Computer & Electronics Retail – 0.8%
Best Buy Co., Inc., 7.250%, 7–15–13	1,000	1,015

Consumer Finance – 5.1%
American Express Company, 7.000%, 3–19–18	1,000	1,249
Capital One Financial Corporation, 6.750%, 9–15–17	1,000	1,209
Ford Motor Credit Company LLC, 2.375%, 1–16–18	2,000	1,989
Penske Truck Leasing Co., LP and PTL Finance Corp., 3.125%, 5–11–15 (A)	2,000	2,069

		6,516

Data Processing & Outsourced Services – 0.9%
Fidelity National Financial, Inc., 6.600%, 5–15–17	1,000	1,134

Department Stores – 1.0%
Macy’s Retail Holdings, Inc., 7.450%, 7–15–17	1,000	1,230

Distillers & Vintners – 2.1%

Beam Inc., 1.875%, 5–15–17	1,500	1,528
Diageo Capital plc, 5.750%, 10–23–17	1,000	1,192

		2,720

Diversified Banks – 5.0%
Bank of America Corporation, 5.650%, 5–1–18	1,000	1,157
Barclays Bank plc, 2.375%, 1–13–14	1,500	1,520
HSBC Bank plc, 3.100%, 5–24–16 (A)	1,000	1,063
U.S. Bancorp, 2.200%, 11–15–16	1,000	1,044
Wachovia Corporation, 5.750%, 2–1–18	1,500	1,787

		6,571

Diversified Chemicals – 1.0%
Dow Chemical Company (The), 4.250%, 11–15–20	1,168	1,283

Diversified Metals & Mining – 1.2%
Rio Tinto Finance (USA) Limited, 2.250%, 9–20–16	1,500	1,557

Electric Utilities – 0.8%
Great Plains Energy Incorporated, 2.750%, 8–15–13	1,000	1,006

Electronic Manufacturing Services – 1.8%
Jabil Circuit, Inc., 7.750%, 7–15–16	2,000	2,303

Environmental & Facilities Services – 1.7%
Republic Services, Inc., 3.800%, 5–15–18	1,000	1,100
Waste Management, Inc., 6.100%, 3–15–18	1,000	1,197

		2,297

Food Distributors – 1.0%
ConAgra Foods, Inc., 7.000%, 4–15–19	1,000	1,252

Forest Products – 0.9%
Georgia-Pacific, LLC, 5.400%, 11–1–20 (A)	1,000	1,184

Health Care Services – 0.8%
Quest Diagnostics Incorporated, 3.200%, 4–1–16	1,000	1,050

Health Care Supplies – 0.8%
DENTSPLY International Inc., 2.750%, 8–15–16	1,000	1,039

Health Care Supply – 1.9%
Abbott Laboratories, 4.125%, 5–27–20	1,000	1,136
Express Scripts,Inc., 7.250%, 6–15–19	1,000	1,276

		2,412

Independent Finance – 0.8%
John Deere Capital Corporation, 1.200%, 10–10–17	1,000	1,002

Industrial Conglomerates – 1.4%
General Electric Capital Corporation, 5.625%, 5–1–18	1,500	1,776

Integrated Oil & Gas – 2.0%
Petro-Canada, 6.050%, 5–15–18	1,130	1,362
Shell International Finance B.V., 4.300%, 9–22–19	1,000	1,159

		2,521

Integrated Telecommunication Services – 3.4%
AT&T Inc.:
1.400%, 12–1–17	2,000	1,986
5.800%, 2–15–19	1,000	1,207
Verizon Communications Inc., 6.350%, 4–1–19	1,000	1,228

		4,421

Investment Banking & Brokerage – 1.8%
Goldman Sachs Group, Inc. (The), 7.500%, 2–15–19	1,000	1,252
Morgan Stanley, 4.100%, 1–26–15	1,000	1,044

		2,296

Leisure Products – 0.8%
Mattel, Inc., 2.500%, 11–1–16	1,000	1,043

Life & Health Insurance – 1.9%
MetLife, Inc., 6.817%, 8–15–18	1,058	1,320
Prudential Financial, Inc., 4.750%, 9–17–15	1,000	1,089

		2,409

Office Electronics – 0.9%
Xerox Corporation, 6.350%, 5–15–18	1,000	1,173

Oil & Gas Equipment & Services – 1.8%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	1,000	1,242
Schlumberger S.A. (GTD by Schlumberger Limited), 1.950%, 9–14–16 (A)	1,000	1,032

		2,274

Oil & Gas Exploration & Production – 1.7%
EOG Resources, Inc., 4.100%, 2–1–21	1,000	1,129
Petrohawk Energy Corporation, 7.250%, 8–15–18	1,000	1,119

		2,248

Oil & Gas Storage & Transportation – 2.0%
DCP Midstream Operating, LP (GTD by DCP Midstream Partners, LP), 3.250%, 10–1–15	1,500	1,563
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	1,000	1,068

		2,631

Other Diversified Financial Services – 2.9%
Citigroup Inc., 1.250%, 1–15–16	1,000	999
ING Bank N.V., 2.375%, 6–9–14 (A)	1,000	1,018
JPMorgan Chase & Co., 6.000%, 1–15–18	1,416	1,683

		3,700

Restaurants – 0.9%
YUM! Brands, Inc., 6.250%, 3–15–18	1,000	1,197

Retail Stores – 1.7%
Dollar General Corporation, 4.125%, 7–15–17	2,000	2,148

Semiconductors – 0.8%
Broadcom Corporation, 2.700%, 11–1–18	1,000	1,063

Soft Drinks – 0.9%
Bottling Group, LLC,

5.125%, 1–15–19	1,000	1,182

Systems Software – 1.9%
CA, Inc., 6.125%, 12–1–14	1,000	1,083
Oracle Corporation, 5.000%, 7–8–19	1,150	1,366

		2,449

Telecommunications – 0.8%
CC Holdings GS V LLC, 2.381%, 12–15–17 (A)	1,000	1,007

Wireless Telecommunication Service – 2.8%
America Movil, S.A.B. de C.V., 5.000%, 3–30–20	1,000	1,125
American Tower Corporation:
4.625%, 4–1–15	1,000	1,066
5.900%, 11–1–21	1,000	1,173
Crown Castle International Corp., 5.250%, 1–15–23	200	204

		3,568

TOTAL CORPORATE DEBT SECURITIES – 71.7%		$92,260
(Cost: $90,250)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.8%
Federal National Mortgage Association, 2.000%, 12–30–15	1,000	1,043

Mortgage-Backed Obligations – 19.6%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 2.500%, 12–15–41	2,671	2,753
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4–25–39	1,939	1,959
4.000%, 5–25–39	630	674
3.000%, 11–25–39	838	866
2.500%, 9–20–40	2,632	2,734
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.680%, 2–1–21	2,013	2,157
4.375%, 6–1–21	1,987	2,291
5.500%, 10–1–21	2,042	2,236
5.500%, 11–1–22	770	843
5.000%, 4–1–24	588	646
4.000%, 12–1–31	4,966	5,333
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3–16–42	2,689	2,722

		25,214

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 20.4%		$26,257
(Cost: $25,902)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.9%
United States Treasury Notes, 0.750%, 10–31–17	5,000	5,016

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.9%		$5,016
(Cost: $5,010)

SHORT-TERM SECURITIES
Master Note – 3.2%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (B)	4,166	4,166

TOTAL SHORT-TERM SECURITIES – 3.2%		$4,166

(Cost: $4,166)

TOTAL INVESTMENT SECURITIES – 99.2%	$127,699
(Cost: $125,328)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%	1,055

NET ASSETS – 100.0%	$128,754

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $15,220 or 11.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$92,260	$—
United States Government Agency Obligations	—	26,257	—
United States Government Obligations	—	5,016	—
Short-Term Securities	—	4,166	—
Total	$—	$127,699	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$125,328
Gross unrealized appreciation	2,475
Gross unrealized depreciation	(104)
Net unrealized appreciation	$2,371

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.4%
Acquity Group Ltd, ADR (A)	32	$204

Aerospace & Defense – 0.7%
KEYW Holding Corporation (A)	25	403

Air Freight & Logistics – 0.7%
Pacer International, Inc. (A)	80	402

Alternative Carriers – 1.0%
inContact, Inc. (A)	71	573

Apparel, Accessories & Luxury Goods – 1.5%
Movado Group, Inc.	26	855

Application Software – 2.8%
Callidus Software Inc. (A)	115	525
Exa Corporation (A)	22	209
Model N, Inc. (A)	14	277
Tangoe, Inc. (A)	43	537

		1,548

Asset Management & Custody Banks – 0.8%
Internet Capital Group, Inc. (A)	36	451

Auto Parts & Equipment – 1.1%
Amerigon Incorporated (A)	37	609

Automotive Retail – 1.4%
America’s Car-Mart, Inc. (A)	9	440
TravelCenters of America LLC (A)	36	345

		785

Biotechnology – 7.2%
Achillion Pharmaceuticals, Inc. (A)	74	649
Clovis Oncology, Inc. (A)	31	889
Enanta Pharmaceuticals, Inc. (A)	44	792
KaloBios Pharmaceuticals, Inc. (A)	35	210
LipoScience, Inc. (A)	48	507
NewLink Genetics Corporation (A)	34	421
Synergy Pharmaceuticals Inc. (A)	88	537

		4,005

Building Products – 3.5%
American Woodmark Corporation (A)	20	692
Builders FirstSource, Inc. (A)	118	690
NCI Building Systems, Inc. (A)	33	571

		1,953

Casinos & Gaming – 1.7%
Multimedia Games Holding Company, Inc. (A)	45	931

Commercial Printing – 1.7%
InnerWorkings, Inc. (A)	64	975

Communications Equipment – 3.1%
Ixia (A)	40	861
Procera Networks, Inc. (A)	37	435
Ruckus Wireless, Inc (A)	21	433

		1,729

Computer Storage & Peripherals – 1.0%
Datalink Corporation (A)	47	567

Construction & Farm Machinery & Heavy Trucks – 2.8%
Commercial Vehicle Group, Inc. (A)	31	239
Greenbrier Companies, Inc. (The) (A)	29	652
Wabash National Corporation (A)	67	681

		1,572

Consumer Finance – 1.3%
Regional Management Corp. (A)	35	705

Data Processing & Outsourced Services – 0.8%
Global Cash Access, Inc. (A)	60	426

Electronic Manufacturing Services – 0.6%
Fabrinet (A)	24	352

Food Distributors – 0.8%
Chefs’ Warehouse Holdings, LLC (The) (A)	24	436

Food Retail – 1.5%
Natural Grocers by Vitamin Cottage, Inc. (A)	37	839

Health Care Equipment – 3.0%
Cardiovascular Systems Inc. (A)	22	455
Cynosure, Inc., Class A (A)	31	803
Rockwell Medical, Inc. (A)	43	171
Syneron Medical Ltd. (A)	24	248

		1,677

Health Care Supplies – 5.0%
Quidel Corporation (A)	54	1,271
Spectranetics Corporation (The) (A)	83	1,532

		2,803

Health Care Technology – 2.7%
HealthStream, Inc. (A)	27	624
Streamline Health Solutions, Inc. (A)	44	281
Vocera Communications, Inc. (A)	27	625

		1,530

Home Improvement Retail – 0.5%
Tile Shop Holdings, Inc. (A)	14	303

Homebuilding – 1.5%
M/I Homes, Inc. (A)	34	822

Homefurnishing Retail – 0.6%
Kirkland’s, Inc. (A)	30	345

Human Resource & Employment Services – 3.1%
On Assignment, Inc. (A)	40	1,015
WageWorks, Inc. (A)	29	726

		1,741

Internet Software & Services – 8.0%
Boingo Wireless, Inc. (A)	39	215
Envestnet, Inc. (A)	35	618
Market Leader, Inc. (A)	55	494
Move, Inc. (A)	66	790
SciQuest, Inc. (A)	27	649
SPS Commerce, Inc. (A)	28	1,186
Web.com Group, Inc. (A)	32	550

		4,502

IT Consulting & Other Services – 2.0%
InterXion Holding N.V. (A)	24	584
Virtusa Corporation (A)	23	546

		1,130

Leisure Facilities – 0.5%
Town Sports International Holdings, Inc.	32	299

Leisure Products – 2.2%
Arctic Cat Inc. (A)	21	922
Black Diamond, Inc. (A)	36	329

		1,251

Managed Health Care – 0.9%
Molina Healthcare, Inc. (A)	16	495

Movies & Entertainment – 1.4%
Rentrak Corporation (A)	36	796

Oil & Gas Drilling – 0.9%
Pioneer Drilling Company (A)	58	477

Oil & Gas Equipment & Services – 2.6%
Basic Energy Services, Inc. (A)	33	452
RigNet, Inc. (A)	29	721
Willbros Group, Inc. (A)	29	288

		1,461

Oil & Gas Exploration & Production – 0.5%
Triangle Petroleum Corporation (A)	44	288

Packaged Foods & Meats – 0.6%
Inventure Foods, Inc. (A)	35	271
WhiteWave Foods Company (The), Class A (A)	4	75

		346

Personal Products – 0.9%
Inter Parfums, Inc.	21	513

Pharmaceuticals – 3.9%
NuPathe Inc. (A)	37	128
Obagi Medical Products, Inc. (A)	26	508
Pacira Pharmaceuticals, Inc. (A)	53	1,523

		2,159

Restaurants – 4.0%
Chuy’s Holdings, Inc. (A)	25	810
Fiesta Restaurant Group, Inc. (A)	28	754
Red Robin Gourmet Burgers, Inc. (A)	14	657

		2,221

Semiconductor Equipment – 1.8%
CVD Equipment Corporation (A)	24	239
Nanometrics Incorporated (A)	31	446
Nova Measuring Instruments Ltd. (A)	39	348

		1,033

Semiconductors – 2.3%
Exar Corporation (A)	19	198
MagnaChip Semiconductor Corporation (A)	37	632
RDA Microelectronics, Inc., ADR	48	441

		1,271

Steel – 0.7%
Universal Stainless & Alloy Products, Inc. (A)	11	389

Systems Software – 3.6%
Fleetmatics Group plc (A)	16	398
Imperva, Inc. (A)	13	485
Infolox Inc. (A)	26	562
Proofpoint, Inc. (A)	33	556

		2,001

Trading Companies & Distributors – 2.6%
DXP Enterprises, Inc. (A)	19	1,427

Trucking – 4.5%
Celadon Group, Inc.	47	988
Marten Transport, Ltd.	28	566
Roadrunner Transportation Systems, Inc. (A)	32	728
Vitran Corporation Inc., Class A (A)	38	230

		2,512

TOTAL COMMON STOCKS – 96.7%		$54,112
(Cost: $39,538)

SHORT-TERM SECURITIES	Principal
Master Note – 2.7%
Toyota Motor Credit Corporation,
0.126%, 6–28–13 (B)	$1,489	1,489

TOTAL SHORT-TERM SECURITIES – 2.7%		$1,489
(Cost: $1,489)

TOTAL INVESTMENT SECURITIES – 99.4%		$55,601
(Cost: $41,027)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		315

NET ASSETS – 100.0%		$55,916

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$54,112	$—	$—
Short-Term Securities	—	1,489	—
Total	$54,112	$1,489	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$41,027
Gross unrealized appreciation	16,466
Gross unrealized depreciation	(1,892)
Net unrealized appreciation	$14,574

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.9%
Expeditors International of Washington, Inc.	165	$5,903

Apparel, Accessories & Luxury Goods – 5.5%
Burberry Group plc (A)	164	3,310
Michael Kors Holdings Limited (B)	59	3,328
Tumi Holdings, Inc. (B)	53	1,104
Under Armour, Inc., Class A (B)(C)	100	5,099
V.F. Corporation	28	4,638

		17,479

Application Software – 3.9%
ANSYS, Inc. (B)	58	4,751
Solera Holdings, Inc.	88	5,154
Ultimate Software Group, Inc. (The) (B)	21	2,213

		12,118

Asset Management & Custody Banks – 3.0%
Northern Trust Corporation	143	7,824
Oaktree Capital Group, LLC	33	1,673

		9,497

Auto Parts & Equipment – 0.6%
Gentex Corporation	87	1,744

Automotive Retail – 2.9%
CarMax, Inc. (B)	221	9,224

Biotechnology – 1.4%
Onyx Pharmaceuticals, Inc. (B)	48	4,270

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (B)(C)	20	3,241

Broadcasting – 1.1%
Discovery Holding Company, Class A (B)	43	3,402

Building Products – 1.9%
Fortune Brands Home & Security, Inc. (B)	157	5,891

Coal & Consumable Fuels – 1.0%
Joy Global Inc.	53	3,146

Communications Equipment – 3.1%
Aruba Networks, Inc. (B)	198	4,901
F5 Networks, Inc. (B)	53	4,739

		9,640

Computer Storage & Peripherals – 1.6%
Fusion-io, Inc. (B)	185	3,021
NetApp, Inc. (B)	56	1,915

		4,936

Construction Materials – 1.9%
Martin Marietta Materials, Inc.	58	5,947

Consumer Electronics – 1.4%
Harman International Industries, Incorporated	102	4,543

Data Processing & Outsourced Services – 2.1%
Vantiv, Inc., Class A (B)	278	6,600

Department Stores – 1.2%
Nordstrom, Inc.	70	3,844

Distillers & Vintners – 0.9%
Brown-Forman Corporation, Class B	38	2,700

Distributors – 1.6%
LKQ Corporation (B)	229	4,984

Electrical Components & Equipment – 2.9%
Polypore International, Inc. (B)	131	5,272
Roper Industries, Inc.	30	3,787

		9,059

Electronic Manufacturing Services – 1.7%
Trimble Navigation Limited (B)	174	5,216

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (B)	45	4,821

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Company (The)	78	3,386

Health Care Distributors – 1.9%
Henry Schein, Inc. (B)	64	5,932

Health Care Equipment – 6.0%
Intuitive Surgical, Inc. (B)	6	3,144
St. Jude Medical, Inc.	64	2,588
Varian Medical Systems, Inc. (B)	116	8,377
Zimmer Holdings, Inc.	63	4,743

		18,852

Health Care Facilities – 1.4%
Hologic, Inc. (B)	200	4,515

Homefurnishing Retail – 1.1%
Williams-Sonoma, Inc.	66	3,387

Hotels, Resorts & Cruise Lines – 0.9%
Norwegian Cruise Line Holdings Ltd. (B)	98	2,903

Household Products – 1.0%
Church & Dwight Co., Inc.	47	3,034

Industrial Machinery – 4.8%
Graco Inc.	40	2,330
IDEX Corporation	110	5,884
Pall Corporation	104	7,124

		15,338

Internet Software & Services – 1.8%
OpenTable, Inc. (B)	34	2,116
Zillow, Inc. (B)	65	3,556

		5,672

Investment Banking & Brokerage – 1.4%
Greenhill & Co., Inc.	83	4,428

IT Consulting & Other Services – 2.0%
Teradata Corporation (B)	107	6,231

Life Sciences Tools & Services – 2.4%
Agilent Technologies, Inc.	99	4,142
Mettler-Toledo International Inc. (B)	16	3,444

		7,586

Oil & Gas Drilling – 1.4%
Patterson-UTI Energy, Inc.	182	4,347

Oil & Gas Equipment & Services – 2.3%
Dresser-Rand Group Inc. (B)	64	3,946
Dril-Quip, Inc. (B)	39	3,391

		7,337

Oil & Gas Exploration & Production – 3.5%
Cabot Oil & Gas Corporation	58	3,938
Continental Resources, Inc. (B)	53	4,577
Southwestern Energy Company (B)	69	2,556

		11,071

Packaged Foods & Meats – 1.5%
Mead Johnson Nutrition Company	63	4,844

Real Estate Services – 1.2%
CB Richard Ellis Group, Inc. (B)	150	3,782

Regional Banks – 4.5%
First Republic Bank	142	5,488
Signature Bank (B)	75	5,892
UMB Financial Corporation	55	2,689

		14,069

Restaurants – 2.0%
Dunkin’ Brands Group, Inc.	169	6,218

Semiconductors – 5.0%
ARM Holdings plc, ADR	97	4,127
Cavium Inc. (B)	79	3,047
Microchip Technology Incorporated	240	8,811

		15,985

Specialty Stores – 1.7%
Ulta Salon, Cosmetics & Fragrance, Inc. (B)(C)	66	5,333

Systems Software – 0.6%
ServiceNow, Inc. (B)	56	2,033

Trading Companies & Distributors – 2.2%
Fastenal Company	133	6,845

TOTAL COMMON STOCKS – 95.8%		$301,333
(Cost: $246,899)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
NASDAQ 100 Stock Index,
Put $2,660.00, Expires 4–19–13,	69	24
Russell 2000 Index:
Put $890.00, Expires 4–19–13	192	39
Put $900.00, Expires 4–19–13	130	35
SPDR S&P MidCap 400 ETF Trust:
Put $195.00, Expires 4–22–13,	763	21
Put $197.00, Expires 4–22–13	520	18

TOTAL PURCHASED OPTIONS – 0.0%		$137
(Cost: $439)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 3.4%
Prudential Funding LLC (GTD by Prudential Financial Inc.), 0.090%, 4–1–13 (D)	$3,886	3,886
Total Capital Canada Ltd. (GTD by Total S.A.), 0.120%, 4–12–13 (D)	4,000	4,000
Wal-Mart Stores, Inc., 0.080%, 4–8–13 (D)	3,000	3,000

		10,886

Master Note – 1.2%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (E)	3,620	3,620

TOTAL SHORT-TERM SECURITIES – 4.6%		$14,506
(Cost: $14,506)

TOTAL INVESTMENT SECURITIES – 100.4%		$315,976
(Cost: $261,844)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(1,317)

NET ASSETS – 100.0%		$314,659

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at March 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Boston Beer Company, Inc. Class A	Deutsche Bank AG	Call	106	May 2013	$161.00	$57	$(56)
Gentex Corp	Goldman Sachs International	Put	364	May 2013	20.00	25	(33)
Graco Inc.	Deutsche Bank AG	Put	132	April 2013	58.00	14	(18)
NetApp, Inc.	Deutsche Bank AG	Put	224	April 2013	34.00	27	(20)
OpenTable Inc	Citibank N.A.	Put	128	April 2013	60.00	27	(13)
Palo Alto Networks, Inc.	Morgan Stanley & Co., Inc.	Put	274	April 2013	55.00	68	(38)
Ulta Salon, Cosmetics & Fragrance, Inc.	Deutsche Bank AG	Put	328	June 2013	70.00	43	(40)
	Deutsche Bank AG	Call	657	June 2013	98.72	147	(25)
Under Armour, Inc., Class A	N/A	Put	197	April 2013	42.50	42	(1)
						$450	$(244)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$301,333	$—	$—
Purchased Options	92	45	—
Short-Term Securities	—	14,506	—
Total	$301,425	$14,551	$—
Liabilities
Written Options	$1	$243	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$261,844
Gross unrealized appreciation	58,859
Gross unrealized depreciation	(4,727)
Net unrealized appreciation	$54,132

SCHEDULE OF INVESTMENTS Money Market (in thousands)	MARCH 31, 2013 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.250%, 5-28-13	$500	$500
0.980%, 7-19-13	4,500	4,500
0.800%, 9-10-13	3,085	3,085
0.420%, 3-21-14(A)	3,800	3,800
Citibank, N.A., 0.250%, 5-28-13	4,700	4,700

Total Certificate Of Deposit – 6.8%		16,585
Commercial Paper
Bank of America, N.A., 0.240%, 4-15-13(B)	6,500	6,500
Coca-Cola Company (The), 0.250%, 4-2-13(B)	1,500	1,500
COFCO Capital Corp. (GTD by Rabobank Nederland), 0.300%, 4-9-13(B)	3,000	3,000
Corporacion Andina de Fomento:
0.501%, 4-2-13(B)	3,250	3,250
0.790%, 5-28-13(B)	5,000	4,994
Honeywell International Inc., 0.150%, 6-26-13(B)	1,500	1,499
ICICI Bank Limited (GTD by Bank of America, N.A.), 0.330%, 7-23-13(B)	3,000	2,997
J.P. Morgan Chase & Co., 0.381%, 1-22-14 (A)(B)	1,902	1,902
L’Air Liquide S.A.:
0.190%, 4-26-13(B)	2,000	2,000
0.160%, 4-30-13(B)	3,400	3,399
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.), 0.170%, 4-4-13(B)	6,510	6,510
Muni Impvt Corp of Los Angeles, Lease Rev (GTD by JPMorgan Chase & Co.), 0.200%, 5-21-13(B)	500	500
Pfizer Inc., 0.090%, 4-11-13(B)	5,474	5,474
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.170%, 4-30-13(B)	8,000	7,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.190%, 4-15-13(B)	3,057	3,057
Roche Holdings, Inc.:
0.140%, 5-15-13(B)	1,000	1,000
0.160%, 5-17-13(B)	3,000	2,999
St. Jude Medical, Inc.:
0.250%, 4-2-13(B)	4,900	4,900
0.250%, 4-5-13(B)	2,600	2,600
0.250%, 4-8-13(B)	1,500	1,500
0.230%, 4-10-13(B)	2,400	2,399
0.230%, 4-15-13(B)	600	600
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.190%, 4-3-13(B)	6,600	6,600
0.190%, 4-9-13(B)	1,000	1,000
0.170%, 4-11-13(B)	4,119	4,118
0.180%, 4-11-13(B)	1,200	1,200
0.160%, 4-12-13(B)	1,000	1,000
0.170%, 4-12-13(B)	1,500	1,500
0.180%, 4-17-13(B)	1,000	1,000

Toronto-Dominion Holdings USA Inc. (GTD by Toronto Dominion Bank):
0.150%, 4-9-13(B)	1,500	1,500
0.180%, 5-10-13(B)	1,500	1,500
Toyota Motor Credit Corporation, 0.170%, 4-9-13(B)	1,000	1,000
Wisconsin Electric Power Co., 0.180%, 4-1-13(B)	1,514	1,514

Total Commercial Paper – 38.1%		92,511

Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.380%, 5-4-13(C)	3,300	3,300
0.320%, 5-8-13(C)	5,035	5,035
0.300%, 6-12-13(C)	3,450	3,450
Bank of Nova Scotia:
0.550%, 4-3-13(C)	3,500	3,507
0.550%, 4-22-13(C)	1,700	1,701
BellSouth Corporation (GTD by AT&T Inc.), 4.010%, 4-26-13(C)	7,000	7,016
General Electric Capital Corporation:
0.450%, 5-1-13	1,600	1,606
2.100%, 1-7-14	3,800	3,849
IBM International Group Capital LLC (GTD by International Business Machines Corporation), 0.590%, 5-26-13(C)	1,500	1,500
J.P. Morgan Chase & Co.:
1.100%, 4-24-13(C)	1,300	1,308
0.360%, 6-14-13(C)	4,750	4,750
Kimberly-Clark Corporation, 4.215%, 12-19-13	4,600	4,730
Novartis Capital Corp. (GTD by Novartis AG), 1.900%, 4-24-13	2,000	2,002
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.), 0.200%, 4-7-13(C)	2,035	2,035
Toyota Motor Credit Corporation, 0.290%, 5-22-13(C)	8,000	8,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.), 0.200%, 4-7-13(C)	1,087	1,087
Wachovia Corporation, 0.640%, 5-1-13	3,600	3,615
Wells Fargo Bank, N.A., 0.340%, 4-20-13(C)	3,000	3,000
WMC Finance USA (GTD by BHP Billiton Ltd.), 5.125%, 5-15-13	350	352

Total Notes – 25.5%		61,843

TOTAL CORPORATE OBLIGATIONS –70.4%		$170,939
(Cost: $170,939)

MUNICIPAL OBLIGATIONS
California – 8.7%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.100%, 4-1-13(C)	1,000	1,000

CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (Los Angeles Cnty Museum of Natural History Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.), 0.100%, 4-1-13 (C)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.110%, 4-1-13 (C)	3,914	3,914
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.140%, 4-1-13 (C)	5,077	5,077
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.110%, 4-7-13 (C)	6,200	6,200
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank, N.A.), 0.100%, 4-1-13 (C)	3,000	3,000

		21,091

Colorado – 3.4%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.), 0.180%, 4-7-13 (C)	4,220	4,220
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.), 0.130%, 4-7-13 (C)	1,875	1,875
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.140%, 4-7-13 (C)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.190%, 4-7-13 (C)	1,500	1,500
0.400%, 4-7-13 (C)	550	550

		8,395

Georgia – 2.2%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997, 0.160%, 4-1-13 (C)	3,000	3,000
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company), 0.160%, 4-1-13 (C)	2,275	2,275

		5,275

Illinois – 1.1%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.), 0.130%, 4-7-13 (C)	730	730
IL Fin Auth, Var Rate Demand Rev Bonds (Provena Health), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.140%, 4-1-13 (C)	1,055	1,055
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.130%, 4-1-13 (C)	790	790

		2,575

Iowa – 0.5%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center), 0.180%, 4-1-13 (C)	1,170	1,170

Louisiana – 2.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.140%, 4-1-13 (C)	1,941	1,941
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.120%, 4-7-13 (C)	2,350	2,350
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.140%, 4-1-13 (C)	1,600	1,600

		5,891

Maryland – 0.2%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.180%, 4-7-13 (C)	530	530

Mississippi – 2.5%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.140%, 4-1-13 (C)	4,000	4,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.140%, 4-1-13 (C)	2,000	2,000

		6,000

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.210%, 4-7-13 (C)	1,340	1,340

New York – 1.2%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.120%, 4-7-13 (C)	2,000	2,000
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.130%, 4-7-13 (C)	900	900

		2,900

Orego – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.120%, 4-7-13 (C)	700	700

Texas – 3.6%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.120%, 4-7-13 (C)	2,805	2,805

Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.140%, 4–1–13 (C)	2,250	2,250
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.140%, 4–1–13 (C)	3,720	3,720

		8,775

Wyoming – 0.5%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.140%, 4–1–13 (C)	1,156	1,156

TOTAL MUNICIPAL OBLIGATIONS – 27.1%		$65,798
(Cost: $65,798)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.150%, 4–3–13 (C)	1,733	1,733
0.150%, 4–7–13 (C)	2,000	2,000
Totem Ocean Trailer Express, Inc. (GTD by United States Government),
0.530%, 4–15–13 (C)	1,061	1,061

Total United States Government Agency Obligations – 2.0%		4,794

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 2.0%		$4,794
(Cost: $4,794)

TOTAL INVESTMENT SECURITIES – 99.5%		$241,531
(Cost: $241,531)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,288

NET ASSETS – 100.0%		$242,819

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets or the next demand date.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$170,939	$—
Municipal Obligations	—	65,798	—
United States Government Agency Obligations	—	4,794	—
Total	$—	$241,531	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$241,531
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 1.9%
Vornado Realty Trust	10	$811

Health Care Facilities – 0.4%
Brookdale Senior Living, Inc. (A)	6	173

Homebuilding – 0.4%
Toll Brothers, Inc. (A)	5	178

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc. (B)	5	338

Industrial REITs – 4.8%
EastGroup Properties, Inc.	6	338
ProLogis (A)	40	1,587
Pure Industrial Real Estate Trust (C)	16	84
Terreno Realty Corporation	3	45

		2,054

Mortgage REITs – 0.7%
Colony Financial, Inc.	13	293

Office REITs – 15.3%
BioMed Realty Trust, Inc.	27	583
Boston Properties, Inc.	16	1,606
Brandywine Realty Trust	28	408
Digital Realty Trust, Inc.	14	937
Duke Realty Corporation	37	627
Hudson Pacific Properties, Inc.	11	242
Kilroy Realty Corporation	14	718
Mack-Cali Realty Corporation	10	275
Parkway Properties, Inc.	9	158
SL Green Realty Corp.	11	938

		6,492

Real Estate Operating Companies – 0.9%
Forest City Enterprises, Inc., Class A (A)	20	362

Residential REITs – 17.8%
American Campus Communities, Inc.	13	594
Apartment Investment and Management Company, Class A	9	283
AvalonBay Communities, Inc.	12	1,533
BRE Properties, Inc., Class A	8	375
Camden Property Trust	12	797
Campus Crest Communities, Inc.	9	129
Equity Residential	30	1,629
Essex Property Trust, Inc.	6	896
Mid-America Apartment Communities, Inc.	9	622
Post Properties	14	674

		7,532

Retail REITs – 26.9%
Acadia Realty Trust	15	430
Agree Realty Corporation	15	448
AmREIT, Inc., Class B	8	146
CBL & Associates Properties, Inc.	29	675
DDR Corp. (A)	38	669
Federal Realty Investment Trust	2	162
General Growth Properties, Inc. (A)	47	932
Kimco Realty Corporation	44	980
Kite Realty Group Trust	43	291
Macerich Company (The)	14	933
Retail Opportunity Investments Corp.	5	63
RioCan Real Estate Investment Trust (C)	14	369
Simon Property Group, Inc.	26	4,161
Tanger Factory Outlet Centers, Inc.	18	633
Taubman Centers, Inc.	6	474

		11,366

Specialized REITs – 25.6%
Aviv Healthcare Properties Limited Partnership (A)	3	67
Chesapeake Lodging Trust	13	287
CubeSmart	29	458
Entertainment Properties Trust (A)	5	260
HCP, Inc.	27	1,366
Health Care REIT, Inc.	21	1,413
Hersha Hospitality Trust	18	103
Host Hotels & Resorts, Inc.	53	919
LaSalle Hotel Properties	19	477
Pebblebrook Hotel Trust	9	235
Plum Creek Timber Company, Inc.	1	42
Public Storage, Inc.	14	2,117
Rayonier Inc.	2	125
Sovran Self Storage, Inc.	5	342
Summit Hotel Properties, Inc.	37	391
Sunstone Hotel Investors, Inc. (A)	39	481
Ventas, Inc.	24	1,767

		10,850

Wireless Telecommunication Service – 1.9%
American Tower Corporation, Class A (A)	6	485
SBA Communications Corporation (A)	5	338

		823

TOTAL COMMON STOCKS – 97.4%		$41,272
(Cost: $35,214)

INVESTMENT FUNDS
Registered Investment Companies – 0.1%
ProShares UltraShort Real Estate	2	35

TOTAL INVESTMENT FUNDS – 0.1%		$35
(Cost: $39)

PREFERRED STOCKS
Office REITs – 0.4%
Digital Realty Trust, Inc.,
7.000%	7	184

Specialized REITs – 0.6%
Pebblebrook Hotel Trust,
Series B, 8.000%	9	254

TOTAL PREFERRED STOCKS – 1.0%		$438
(Cost: $402)

SHORT-TERM SECURITIES	Principal
Master Note – 1.1%
Toyota Motor Credit Corporation,
0.126%, 6-28-13 (D)	$474	474

TOTAL SHORT-TERM SECURITIES – 1.1%	$474
(Cost: $474)

TOTAL INVESTMENT SECURITIES – 99.6%	$42,219
(Cost: $36,129)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%	167

NET ASSETS – 100.0%	$42,386

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Starwood Hotels & Resorts Worldwide, Inc.	N/A	Call	11	May 2013	$67.50	$1	$(1)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$41,272	$—	$—
Investment Funds	35	—	—
Preferred Stocks	438	—	—
Short-Term Securities	—	474	—
Total	$41,745	$474	$—
Liabilities
Written Options	$1	$—	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

OTC	= Over the Counter

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$36,129
Gross unrealized appreciation	7,009
Gross unrealized depreciation	(919)
Net unrealized appreciation	$6,090

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.6%
Darling International Inc. (A)	125	$2,250

Application Software – 11.2%
ACI Worldwide, Inc. (A)	308	15,069
Aspen Technology, Inc. (A)	808	26,075
Silver Spring Networks, Inc. (A)	85	1,464

		42,608

Biotechnology – 5.6%
ARIAD Pharmaceuticals, Inc. (A)	273	4,935
Ironwood Pharmaceuticals, Inc., Class A (A)	122	2,226
Isis Pharmaceuticals, Inc. (A)	216	3,656
Vertex Pharmaceuticals Incorporated (A)	199	10,953

		21,770

Computer Hardware – 3.7%
Apple Inc.	32	13,987

Computer Storage & Peripherals – 1.1%
Fusion-io, Inc. (A)	260	4,263

Construction & Engineering – 0.8%
Abengoa, S.A., Class B (A)(B)	584	1,444
Aegion Corporation (A)	76	1,766

		3,210

Consumer Electronics – 1.6%
Harman International Industries, Incorporated	129	5,770

Data Processing & Outsourced Services – 9.1%
Alliance Data Systems Corporation (A)	116	18,843
Euronet Worldwide, Inc. (A)	357	9,409
WNS (Holdings) Limited, ADR (A)	438	6,458

		34,710

Electronic Components – 0.9%
Power-One, Inc. (A)	860	3,568

Fertilizers & Agricultural Chemicals – 2.0%
Monsanto Company	73	7,753

Health Care Equipment – 2.4%
Boston Scientific Corporation (A)	564	4,402
Volcano Corporation (A)	217	4,823

		9,225

Health Care Facilities – 4.1%
Tenet Healthcare Corporation (A)	324	15,431

Health Care Services – 0.5%
Fleury S.A. (A)(B)	85	795
Fleury S.A. (A)(B)(C)	131	1,227

		2,022

Health Care Technology – 2.1%
Cerner Corporation (A)	84	7,931

Industrial Machinery – 5.5%
ESCO Technologies Inc.	238	9,733
Pentair, Inc. (A)	207	10,924

		20,657

Integrated Telecommunication Services – 3.2%
CenturyLink, Inc.	182	6,405
China Unicom Limited (B)	2,602	3,486
Windstream Corporation	285	2,267

		12,158

Internet Software & Services – 5.3%
21Vianet Group, Inc., ADR (A)	176	1,651
Facebook, Inc., Class A (A)	208	5,310
Google Inc., Class A (A)	17	13,260

		20,221

IT Consulting & Other Services – 4.5%
Acxiom Corporation (A)	618	12,603
iGATE Corporation (A)	244	4,582

		17,185

Managed Health Care – 3.6%
Odontoprev S.A. (B)	318	1,450
UnitedHealth Group Incorporated	214	12,237

		13,687

Movies & Entertainment – 0.7%
News Corporation Limited, Class A	92	2,808

Office Services & Supplies – 0.5%
CyrusOne Inc.	84	1,907

Oil & Gas Equipment & Services – 0.6%
Forum Energy Technologies, Inc. (A)	80	2,292

Research & Consulting Services – 0.9%
Qualicorp S.A. (A)(B)	79	788
Qualicorp S.A. (A)(B)(C)	254	2,549

		3,337

Semiconductor Equipment – 1.3%
Nanometrics Incorporated (A)	145	2,087
Photronics, Inc. (A)	420	2,807

		4,894

Semiconductors – 19.0%
Cree, Inc. (A)	400	21,862
Cypress Semiconductor Corporation	167	1,842
Marvell Technology Group Ltd.	357	3,772
Micron Technology, Inc. (A)	2,210	22,056
Rambus Inc. (A)	83	464
Samsung Electronics Co., Ltd. (B)	12	16,015
Spansion Inc. (A)	141	1,819
Spreadtrum Communications, Inc., ADR	208	4,256

		72,086

Systems Software – 0.5%
Allot Communications Ltd. (A)	169	2,018

Wireless Telecommunication Service – 3.7%
Softbank Corp. (B)	88	4,057
Sprint Nextel Corporation (A)	1,603	9,953

		14,010

TOTAL COMMON STOCKS – 95.0%		$361,758
(Cost: $260,628)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.4%
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5–15–16 (C)	$2,230	1,338

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$1,338
(Cost: $2,195)

SHORT-TERM SECURITIES
Commercial Paper – 1.1%
McCormick & Co. Inc.,
0.170%, 4–1–13 (D)	4,038	4,038

Municipal Obligations–Taxable – 2.6%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.140%, 4–1–13 (E)	9,961	9,961

TOTAL SHORT-TERM SECURITIES – 3.7%		$13,999
(Cost: $13,999)

TOTAL INVESTMENT SECURITIES – 99.1%		$377,095
(Cost: $276,822)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		3,334

NET ASSETS – 100.0%		$380,429

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the total value of these securities amounted to $5,114 or 1.3% of net assets.

(D)	Rate shown is the yield to maturity at March 31, 2013.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2013:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Deutsche Bank AG	263,000	5-13-13	$470	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$8,578	$—	$—
Consumer Staples	2,250	—	—
Energy	2,292	—	—
Health Care	70,065	—	—
Industrials	29,111	—	—
Information Technology	215,539	—	—
Materials	7,755	—	—
Telecommunication Services	26,168	—	—
Total Common Stocks	$361,758	$—	$—
Corporate Debt Securities	—	1,338	—
Short-Term Securities	—	13,999	—
Total	$361,758	$15,337	$—
Forward Foreign Currency Contracts	$—	$470	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$276,822
Gross unrealized appreciation	113,511
Gross unrealized depreciation	(13,238)
Net unrealized appreciation	$100,273

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.3%
Huntington Ingalls Industries, Inc.	210	$11,187

Apparel Retail – 2.3%
Francesca’s Holdings Corporation (A)	162	4,649
Zumiez Inc. (A)	300	6,880

		11,529

Apparel, Accessories & Luxury Goods – 1.6%
Under Armour, Inc., Class A (A)	156	7,973

Application Software – 6.7%
BroadSoft, Inc. (A)	391	10,342
Synchronoss Technologies, Inc. (A)	202	6,255
Tyler Technologies, Inc. (A)	130	7,968
Ultimate Software Group, Inc. (The) (A)	85	8,866

		33,431

Asset Management & Custody Banks – 2.5%
AllianceBernstein Holding L.P.	232	5,071
WisdomTree Investment, Inc. (A)	687	7,145

		12,216

Automotive Retail – 2.6%
Lithia Motors, Inc.	274	12,986

Biotechnology – 1.0%
Ironwood Pharmaceuticals, Inc., Class A (A)	256	4,688

Brewers – 1.3%
Boston Beer Company, Inc. (The), Class A (A)	42	6,649

Building Products – 1.5%
A. O. Smith Corporation	99	7,250

Casinos & Gaming – 2.0%
Bally Technologies, Inc. (A)	191	9,903

Communications Equipment – 2.2%
Aruba Networks, Inc. (A)	358	8,850
JDS Uniphase Corporation (A)	162	2,167

		11,017

Construction & Farm Machinery & Heavy Trucks – 7.8%
Manitowoc Company, Inc. (The)	442	9,093
Titan International, Inc.	27	566
Titan Machinery Inc. (A)	158	4,395
Wabash National Corporation (A)	705	7,161
Westinghouse Air Brake Technologies Corporation	168	17,169

		38,384

Consumer Electronics – 1.2%
Harman International Industries, Incorporated	130	5,824

Consumer Finance – 2.2%
First Cash Financial Services, Inc. (A)	184	10,730

Data Processing & Outsourced Services – 1.1%
Echo Global Logisitics, Inc. (A)	251	5,557

Diversified Support Services – 3.5%
Portfolio Recovery Associates, Inc. (A)	134	17,043

Electronic Components – 0.9%
InvenSense, Inc. (A)	404	4,315

Electronic Equipment & Instruments – 3.5%
FARO Technologies, Inc. (A)	110	4,761
OSI Systems, Inc. (A)	198	12,302

		17,063

Electronic Manufacturing Services – 3.7%
IPG Photonics Corporation	210	13,964
Sanmina-SCI Corporation (A)	358	4,063

		18,027

Fertilizers & Agricultural Chemicals – 0.8%
American Vanguard Corporation	118	3,592

Forest Products – 0.6%
Boise Cascade Company (A)	94	3,190

Health Care Equipment – 3.7%
Cyberonics, Inc. (A)	188	8,822
Heartware International, Inc. (A)	37	3,273
Volcano Corporation (A)	282	6,282

		18,377

Health Care Facilities – 1.6%
Hanger Orthopedic Group, Inc. (A)	245	7,738

Health Care Supplies – 1.8%
Align Technology, Inc. (A)	147	4,922
Vascular Solutions, Inc. (A)	243	3,943

		8,865

Health Care Technology – 1.5%
HealthStream, Inc. (A)	190	4,359
Vocera Communications, Inc. (A)	130	2,998

		7,357

Homebuilding – 0.8%
Tri Pointe Homes, LLC (A)	190	3,829

Homefurnishing Retail – 0.9%
Select Comfort Corporation (A)	215	4,242

Human Resource & Employment Services – 0.7%
WageWorks, Inc. (A)	140	3,504

Industrial Machinery – 4.7%
Chart Industries, Inc. (A)	117	9,329
Nordson Corporation	106	6,970
Proto Labs, Inc. (A)	136	6,654

		22,953

Internet Retail – 0.8%
Blue Nile, Inc. (A)	108	3,710

Internet Software & Services – 3.0%
Demandware, Inc. (A)	245	6,203
OpenTable, Inc. (A)	133	8,405

		14,608

Investment Banking & Brokerage – 1.3%
Greenhill & Co., Inc.	120	6,380

Leisure Products – 1.2%
Arctic Cat Inc. (A)	132	5,750

Oil & Gas Equipment & Services – 7.4%
CARBO Ceramics Inc.	58	5,273
Core Laboratories N.V.	46	6,358
Dril-Quip, Inc. (A)	117	10,175
Forum Energy Technologies, Inc. (A)	299	8,592
Superior Energy Services, Inc. (A)	233	6,050

		36,448

Oil & Gas Storage & Transportation – 2.7%
Targa Resources Corp.	197	13,373

Packaged Foods & Meats – 0.8%
Pinnacle Foods Inc. (A)	70	1,555
WhiteWave Foods Company (The), Class A (A)	136	2,323

		3,878

Pharmaceuticals – 2.9%
Akorn, Inc. (A)	400	5,527
Salix Pharmaceuticals, Ltd. (A)	170	8,692

		14,219

Restaurants – 1.0%
Panera Bread Company, Class A (A)	30	4,974

Semiconductors – 0.9%
Semtech Corporation (A)	118	4,189

Systems Software – 2.5%
Allot Communications Ltd. (A)	165	1,975
MICROS Systems, Inc. (A)	228	10,384

		12,359

Trading Companies & Distributors – 2.8%
Beacon Roofing Supply, Inc. (A)	201	7,756
United Rentals, Inc. (A)	109	5,967

		13,723

Trucking – 1.2%
Swift Transportation Company (A)	425	6,028

TOTAL COMMON STOCKS – 95.5%		$469,058
(Cost: $392,485)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.6%
Corporacion Andina de Fomento,
0.170%, 4-25-13 (B)	$6,000	5,999
International Business Machines Corporation,
0.060%, 4-3-13 (B)	5,000	5,000
Wal-Mart Stores, Inc.,
0.080%, 4-8-13 (B)	3,000	3,000
Wisconsin Electric Power Co.,
0.180%, 4-1-13 (B)	3,505	3,505

		17,504

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.126%, 6-28-13 (C)	79	79

TOTAL SHORT-TERM SECURITIES – 3.6%		$17,583
(Cost: $17,583)

TOTAL INVESTMENT SECURITIES – 99.1%		$486,641
(Cost: $410,068)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		4,338

NET ASSETS – 100.0%		$490,979

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$469,058	$—	$—
Short-Term Securities	—	17,583	—
Total	$469,058	$17,583	$—

There were no transfers between any levels during the period ended March 31, 2013.

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$410,068
Gross unrealized appreciation	89,632
Gross unrealized depreciation	(13,059)
Net unrealized appreciation	$76,573

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.8%
Triumph Group, Inc.	61	$4,812

Apparel Retail – 1.4%
AnnTaylor Stores Corporation (A)	89	2,585
Express, Inc. (A)	77	1,370

		3,955

Apparel, Accessories & Luxury Goods – 0.9%
Jones Apparel Group, Inc.	187	2,377

Application Software – 1.7%
Synchronoss Technologies, Inc. (A)	148	4,577

Auto Parts & Equipment – 5.3%
Dana Holding Corporation	405	7,218
Visteon Corporation (A)	129	7,466

		14,684

Broadcasting – 3.3%
Belo Corp., Class A	534	5,247
Entercom Communications Corp. (A)	515	3,834

		9,081

Coal & Consumable Fuels – 0.2%
Arch Coal, Inc.	126	686

Construction & Engineering – 2.0%
Foster Wheeler Ltd. (A)	245	5,587

Construction & Farm Machinery & Heavy Trucks – 3.5%
Manitowoc Company, Inc. (The)	281	5,773
Terex Corporation (A)	112	3,838

		9,611

Data Processing & Outsourced Services – 1.4%
CoreLogic, Inc. (A)	144	3,716

Electric Utilities – 1.9%
Great Plains Energy Incorporated	230	5,324

Forest Products – 1.2%
Boise Cascade Company (A)	53	1,813
Louisiana-Pacific Corporation (A)	68	1,464

		3,277

Gas Utilities – 2.1%
Southwest Gas Corporation	117	5,540

Health Care Facilities – 4.1%
Community Health Systems, Inc.	129	6,133
HealthSouth Corporation (A)	194	5,113

		11,246

Health Care Services – 0.6%
Team Health Holdings, Inc. (A)	45	1,644

Homebuilding – 2.2%
M.D.C. Holdings, Inc.	106	3,885
Tri Pointe Homes, LLC (A)	106	2,136

		6,021

Metal & Glass Containers – 1.4%
Owens-Illinois, Inc. (A)	144	3,848

Movies & Entertainment – 2.6%
Cinemark Holdings, Inc.	242	7,116

Office REITs – 2.3%
Lexington Corporation Properties Trust	530	6,252

Oil & Gas Equipment & Services – 7.4%
Basic Energy Services, Inc. (A)	146	2,000
GulfMark Offshore, Inc.	188	7,321
Key Energy Services, Inc. (A)	258	2,081
McDermott International, Inc. (A)	781	8,584

		19,986

Oil & Gas Exploration & Production – 5.1%
EV Energy Partners, L.P.	48	2,636
LinnCo LLC	155	6,048
Oasis Petroleum LLC (A)	69	2,627
Petroleum Development Corporation (A)	57	2,811

		14,122

Oil & Gas Storage & Transportation – 1.7%
Atlas Pipeline Partners, L.P.	85	2,949
EQT Midstream Partners, LP	48	1,851

		4,800

Paper Packaging – 2.2%
Boise Inc.	702	6,082

Personal Products – 0.8%
Inter Parfums, Inc.	86	2,089

Property & Casualty Insurance – 2.6%
Argo Group International Holdings, Ltd.	172	7,113

Publishing – 3.1%
E. W. Scripps Company (The) (A)	353	4,242
Valassis Communications, Inc.	143	4,277

		8,519

Real Estate Operating Companies – 1.0%
Forest City Enterprises, Inc., Class A (A)	159	2,820

Regional Banks – 7.5%
Bank of Marin Bancorp	65	2,586
First Horizon National Corporation	619	6,606
First Niagara Financial Group, Inc.	573	5,079
Wintrust Financial Corporation	41	1,524
Zions Bancorporation	203	5,065

		20,860

Reinsurance – 4.4%
Endurance Specialty Holdings Ltd.	136	6,507
Reinsurance Group of America, Incorporated	94	5,591

		12,098

Restaurants – 0.6%
Bloomin’ Brands, Inc. (A)	98	1,753

Semiconductor Equipment – 2.0%
Teradyne, Inc. (A)	335	5,440

Semiconductors – 3.1%
Freescale Semiconductor, Inc. (A)	312	4,639
Spansion Inc. (A)	324	4,169

		8,808

Specialized REITs – 2.1%
Strategic Hotels & Resorts, Inc. (A)	699	5,838

Specialty Chemicals – 1.2%
Cytec Industries Inc.	45	3,363

Steel – 1.6%
SunCoke Energy Partners, L.P. (A)	208	4,353

Technology Distributors – 1.3%
Insight Enterprises, Inc. (A)	175	3,611

Thrifts & Mortgage Finance – 2.0%
Capitol Federal Financial	444	5,360

Trucking – 2.7%
Marten Transport, Ltd.	181	3,641
Saia, Inc. (A)	66	2,380
Werner Enterprises, Inc.	55	1,333

		7,354

TOTAL COMMON STOCKS – 92.3%		$253,723
(Cost: $215,933)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.4%
THL Credit, Inc.	249	3,735

TOTAL INVESTMENT FUNDS – 1.4%		$3,735
(Cost: $3,255)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 2.8%
Abbott Laboratories, 0.120%, 4–23–13 (B)	$5,000	5,000
McCormick & Co. Inc., 0.170%, 4–1–13 (B)	2,706	2,706

		7,706

Master Note – 0.9%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (C)	2,570	2,570

Municipal Obligations - Taxable – 2.6%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.), 0.120%, 4–7–13 (C)	1,630	1,630
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.130%, 4–7–13 (C)	5,183	5,183
Taxable Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3, 0.160%, 4–7–13 (C)	125	125

		6,938

TOTAL SHORT-TERM SECURITIES – 6.3%		$17,214
(Cost: $17,214)

TOTAL INVESTMENT SECURITIES – 100.0%		$274,672
(Cost: $236,402)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(61)

NET ASSETS – 100.0%		$274,611

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2013.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$253,723	$—	$—
Investment Funds	3,735	—	—
Short-Term Securities	—	17,214	—
Total	$257,458	$17,214	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$236,402
Gross unrealized appreciation	40,757
Gross unrealized depreciation	(2,487)
Net unrealized appreciation	$38,270

SCHEDULE OF INVESTMENTS Value (in thousands)	MARCH 31, 2013 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.4%
General Dynamics Corporation	18	$1,255

Biotechnology – 2.1%
Amgen Inc.	71	7,278

Cable & Satellite – 3.2%
Time Warner Cable Inc.	114	10,903

Consumer Finance – 3.3%
Capital One Financial Corporation	207	11,358

Department Stores – 1.7%
Macy’s Inc.	137	5,724

Distillers & Vintners – 0.7%
Constellation Brands, Inc. (A)(B)	54	2,563

Diversified Chemicals – 2.4%
Dow Chemical Company (The)	258	8,221

Drug Retail – 2.8%
CVS Caremark Corporation	170	9,370

Fertilizers & Agricultural Chemicals – 1.5%
Mosaic Company (B)	86	5,103

General Merchandise Stores – 3.6%
Target Corporation	180	12,334

Health Care Distributors – 2.0%
McKesson Corporation (A)	63	6,823

Health Care Facilities – 2.5%
HCA Holdings, Inc.	213	8,650

Home Improvement Retail – 1.8%
Lowe’s Companies, Inc. (A)	166	6,299

Industrial Machinery – 1.9%
Parker Hannifin Corporation	71	6,466

Investment Banking & Brokerage – 2.6%
Goldman Sachs Group, Inc. (The)	61	9,020

Life & Health Insurance – 2.2%
MetLife, Inc.	202	7,669

Managed Health Care – 8.3%
Aetna Inc.	216	11,031
UnitedHealth Group Incorporated	159	9,091
WellPoint, Inc.	123	8,133

		28,255

Multi-Utilities – 1.6%
PG&E Corporation	126	5,593

Office Electronics – 2.2%
Xerox Corporation	906	7,794

Oil & Gas Exploration & Production – 6.1%
LinnCo LLC	266	10,395
Marathon Oil Corporation	316	10,652

		21,047

Oil & Gas Refining & Marketing – 6.1%
Marathon Petroleum Corporation	123	11,030
Phillips 66 (A)	141	9,845

		20,875

Oil & Gas Storage & Transportation – 13.2%
Access Midstream Partners, L.P.	243	9,802
Kinder Morgan Management, LLC (B)	84	7,350
MarkWest Energy Partners, L.P.	144	8,772
Plains All American Pipeline, L.P.	183	10,307
Regency Energy Partners LP	352	8,838

		45,069

Other Diversified Financial Services – 8.2%
Citigroup Inc. (B)	273	12,095
JPMorgan Chase & Co.	333	15,790

		27,885

Pharmaceuticals – 2.8%
Teva Pharmaceutical Industries Limited, ADR	245	9,718

Property & Casualty Insurance – 2.3%
ACE Limited	88	7,865

Regional Banks – 1.3%
SunTrust Banks, Inc.	160	4,604

Reinsurance – 5.1%
RenaissanceRe Holdings Ltd.	78	7,203
Validus Holdings, Ltd.	268	10,022

		17,225

Semiconductor Equipment – 2.1%
Lam Research Corporation (B)	170	7,056

Systems Software – 1.7%
Oracle Corporation	181	5,837

TOTAL COMMON STOCKS – 95.7%		$327,859
(Cost: $272,293)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 3.5%
McCormick & Co. Inc., 0.170%, 4–1–13 (C)	$2,762	2,762
Total Capital Canada Ltd. (GTD by Total S.A.), 0.100%, 4–2–13 (C)	4,240	4,240
Wal-Mart Stores, Inc., 0.080%, 4–8–13 (C)	5,000	5,000

		12,002

Master Note – 0.6%
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (D)	2,191	2,191

Treasury Bills – 0.9%
United States Treasury Bills, 0.130%, 4–25–13	3,000	3,000

TOTAL SHORT-TERM SECURITIES—5.0%		$17,193
(Cost: $17,193)

TOTAL INVESTMENT SECURITIES—100.7%		$345,052
(Cost: $289,486)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7%)		(2,241)

NET ASSETS – 100.0%		$342,811

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2013.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2013 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Put	45	April 2013	$580.00	$330	$(618)
	N/A	Put	45	May 2013	510.00	295	(327)
		Put	45	July 2013	580.00	605	(634)
Constellation Brands, Inc.	N/A	Call	538	April 2013	50.00	48	(42)
	N/A	Put	336	July 2013	25.00	44	(3)
Lowe’s Companies, Inc.	N/A	Call	324	April 2013	42.00	22	(1)
McKesson Corporation		Call	158	May 2013	115.00	19	(15)
		Call	158	May 2013	120.00	5	(5)
Phillips 66	N/A	Call	115	May 2013	75.00	9	(12)
Target Corporation	N/A	Put	131	April 2013	57.50	17	— *
						$1,394	$(1,657)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$327,859	$—	$—
Short-Term Securities	—	17,193	—
Total	$327,859	$17,193	$—
Liabilities
Written Options	$1,002	$655	$—

There were no transfers between any levels during the period ended March 31, 2013.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$289,486
Gross unrealized appreciation	61,550
Gross unrealized depreciation	(5,984)
Net unrealized appreciation	$55,566

SCHEDULE OF INVESTMENTS
Pathfinder Aggressive (in thousands)	MARCH 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	648	$5,136
Ivy Funds VIP Growth	1,261	14,580
Ivy Funds VIP International Core Equity	638	10,644
Ivy Funds VIP International Growth	1,610	13,953
Ivy Funds VIP Limited-Term Bond	697	3,442
Ivy Funds VIP Mid Cap Growth	784	7,313
Ivy Funds VIP Small Cap Growth	558	5,943
Ivy Funds VIP Small Cap Value	333	6,052
Ivy Funds VIP Value	787	5,300

TOTAL AFFILIATED MUTUAL FUNDS – 99.2%		$72,363
(Cost: $67,925)

SHORT-TERM SECURITIES – 0.8%	Principal
Master Note
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (A)	$574	$574

(Cost: $574)

TOTAL INVESTMENT SECURITIES – 100.0%		$72,937
(Cost: $68,499)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		0

NET ASSETS – 100.0%		$72,937

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$72,363	$—	$—
Short-Term Securities	—	574	—
Total	$72,363	$574	$—

There were no transfers between any levels during the period ended March 31, 2013.

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$68,499
Gross unrealized appreciation	5,111
Gross unrealized depreciation	(673)
Net unrealized appreciation	$4,438

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive (in thousands)	MARCH 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	7,595	$44,980
Ivy Funds VIP Dividend Opportunities	18,098	143,377
Ivy Funds VIP Growth	12,326	142,491
Ivy Funds VIP International Core Equity	6,652	110,960
Ivy Funds VIP International Growth	18,875	163,630
Ivy Funds VIP Limited-Term Bond	9,081	44,869
Ivy Funds VIP Mid Cap Growth (A)	5,108	47,634
Ivy Funds VIP Money Market	44,668	44,668
Ivy Funds VIP Small Cap Growth (A)	7,271	77,431
Ivy Funds VIP Small Cap Value	3,797	68,976
Ivy Funds VIP Value	7,322	49,302

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$938,318
(Cost: $845,282)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.126%, 6–28–13 (B)	$933	$933

(Cost: $933)

TOTAL INVESTMENT SECURITIES – 100.0%		$939,251
(Cost: $846,215)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(374)

NET ASSETS – 100.0%		$938,877

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$938,318	$—	$—
Short-Term Securities	—	933	—
Total	$938,318	$933	$—

There were no transfers between any levels during the period ended March 31, 2013.

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$846,215
Gross unrealized appreciation	94,054
Gross unrealized depreciation	(1,018)
Net unrealized appreciation	$93,036

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	MARCH 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	12,862	$76,174
Ivy Funds VIP Dividend Opportunities	15,318	121,358
Ivy Funds VIP Growth	10,435	120,625
Ivy Funds VIP International Core Equity	4,692	78,275
Ivy Funds VIP International Growth	13,316	115,434
Ivy Funds VIP Limited-Term Bond	7,689	37,994
Ivy Funds VIP Mid Cap Growth (A)	3,459	32,256
Ivy Funds VIP Money Market	75,646	75,646
Ivy Funds VIP Small Cap Growth (A)	5,385	57,348
Ivy Funds VIP Small Cap Value	1,836	33,357
Ivy Funds VIP Value	6,197	41,722

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$790,189
(Cost: $712,336)

SHORT-TERM SECURITIES – 0.1%	Principal	Value
Master Note
Toyota Motor Credit Corporation, 0.126%, 6-28-13 (B)	$579	$579

(Cost: $579)

TOTAL INVESTMENT SECURITIES – 100.0%		$790,768
(Cost: $712,915)

LIABILITIES, NET OF CASH AND OTHER ASSETS –0.0%		(31)

NET ASSETS – 100.0%		$790,737

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$790,189	$—	$—
Short-Term Securities	—	579	—
Total	$790,189	$579	$—

There were no transfers between any levels during the period ended March 31, 2013.

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$712,915

Gross unrealized appreciation	78,805
Gross unrealized depreciation	(952)

Net unrealized appreciation	$77,853

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	MARCH 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	6,203	$36,737
Ivy Funds VIP Dividend Opportunities	4,927	39,036
Ivy Funds VIP Growth	3,132	36,208
Ivy Funds VIP International Core Equity	1,056	17,622
Ivy Funds VIP International Growth	3,712	32,175
Ivy Funds VIP Limited-Term Bond	2,472	12,216
Ivy Funds VIP Mid Cap Growth (A)	1,112	10,375
Ivy Funds VIP Money Market	36,482	36,482
Ivy Funds VIP Small Cap Growth (A)	1,485	15,812
Ivy Funds VIP Small Cap Value	148	2,683
Ivy Funds VIP Value	1,994	13,424

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$252,770
(Cost: $231,836)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.126%, 6-28-13 (B)	$576	576

(Cost: $576)

TOTAL INVESTMENT SECURITIES – 100.0%		$253,346
(Cost: $232,412)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(7)

NET ASSETS – 100.0%		$253,339

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$252,770	$—	$—
Short-Term Securities	—	576	—
Total	$252,770	$576	$—

There were no transfers between any levels during the period ended March 31, 2013.

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$232,412

Gross unrealized appreciation	21,192
Gross unrealized depreciation	(258)
Net unrealized appreciation	$20,934

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	MARCH 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	3,576	$21,178
Ivy Funds VIP Dividend Opportunities	2,417	19,149
Ivy Funds VIP Growth	1,161	13,427
Ivy Funds VIP International Core Equity	326	5,445
Ivy Funds VIP International Growth	1,235	10,704
Ivy Funds VIP Limited-Term Bond	1,069	5,281
Ivy Funds VIP Mid Cap Growth	241	2,245
Ivy Funds VIP Money Market	21,028	21,028
Ivy Funds VIP Small Cap Growth	643	6,846
Ivy Funds VIP Small Cap Value	64	1,162
Ivy Funds VIP Value	345	2,326

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$108,791
(Cost: $101,797)

SHORT-TERM SECURITIES – 0.5%	Principal
Master Note
Toyota Motor Credit Corporation, 0.126%, 6-28-13 (A)	$529	$529

(Cost: $529)

TOTAL INVESTMENT SECURITIES – 100.0%		$109,320
(Cost: $102,326)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		69

NET ASSETS – 100.0%		$109,389

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$108,791	$—	$—
Short-Term Securities	—	529	—
Total	$108,791	$529	$—

There were no transfers between any levels during the period ended March 31, 2013.

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$102,326
Gross unrealized appreciation	7,133
Gross unrealized depreciation	(139)
Net unrealized appreciation	$6,994

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 28, 2013

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 28, 2013